NATIONWIDE

VL SEPARATE

ACCOUNT-C

Annual Report

to

Contract Owners

December 31, 2008

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
AIM VIF - Basic Value Fund - Series I (AVBVI)
906 shares (cost $5,916)	$3,713
AIM VIF - Capital Development Fund - Series I (AVCDI)
186 shares (cost $2,553)	1,476
AIM VIF - International Growth Fund - Series I (AVIE)
208 shares (cost $5,870)	4,049
AllianceBernstein VPS - Growth and Income Portfolio - Class A (ALVGIA)
4,202 shares (cost $76,356)	55,041
AllianceBernstein VPS - International Value Portfolio - Class A (ALVIVA)
535,678 shares (cost $11,965,704)	5,919,240
American Century VP - Balanced Fund - Class I (ACVB)
41,233 shares (cost $250,500)	217,709
American Century VP - Capital Appreciation Fund - Class I (ACVCA)
38,734 shares (cost $398,736)	307,549
American Century VP - Income & Growth Fund - Class I (ACVIG)
97,250 shares (cost $631,742)	468,746
American Century VP - International Fund - Class I (ACVI)
256,585 shares (cost $2,517,361)	1,524,116
American Century VP - Ultra(R) Fund - Class I (ACVU1)
36,542 shares (cost $320,591)	221,444
American Century VP - Value Fund - Class I (ACVV)
117,019 shares (cost $805,702)	547,651
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
2,664 shares (cost $46,479)	28,686
BlackRock Large Cap Core V.I. Fund - Class II (MLVLC2)
1,431 shares (cost $35,683)	24,901
Calvert Variable Series Inc. - Social Equity Portfolio (CVSSE)
725 shares (cost $13,035)	9,386
Credit Suisse Trust - Global Small Cap Portfolio (WVCP)
41,625 shares (cost $533,247)	306,357
Credit Suisse Trust - International Focus Portfolio (WIEP)
15,447 shares (cost $206,258)	141,649
Credit Suisse Trust - Large Cap Value Portfolio (WGIP)
6,554 shares (cost $86,357)	49,551
Credit Suisse Trust - Small Cap Core I Portfolio (WSCP)
47,126 shares (cost $668,944)	476,446
Dreyfus IP - Mid Cap Stock Portfolio - Initial Class (DVMCS)
6,644 shares (cost $52,201)	52,153
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
378,500 shares (cost $6,500,843)	3,921,257
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
705,259 shares (cost $24,610,344)	16,206,843
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
23,387 shares (cost $972,043)	675,405
Dreyfus VIF - Growth and Income Portfolio - Initial Class (DGI)
8,283 shares (cost $154,972)	109,921
Dreyfus VIF - International Value Portfolio - Initial Class (DVIV)
107,481 shares (cost $1,635,080)	944,756
DWS Variable Series II - Dreman High Return Equity VIP - Class B (SVSHEB)
21,413 shares (cost $250,970)	133,190
Federated IS - Quality Bond Fund II - Primary Class (FQB)
54,255 shares (cost $595,243)	542,554

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)
1,842 shares (cost $36,108)	$24,277
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
90,068 shares (cost $2,126,471)	1,183,499
Fidelity(R) VIP - Growth Portfolio - Initial Class (FGP)
2,671 shares (cost $100,406)	62,850
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
41,099 shares (cost $1,633,947)	964,585
Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)
4,798 shares (cost $26,650)	19,002
Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)
66,634 shares (cost $316,768)	262,537
Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)
1,472 shares (cost $27,805)	17,920
Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)
78,942 shares (cost $1,484,055)	956,780
Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FAMP)
328,474 shares (cost $4,839,176)	3,386,569
Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FCP)
5,375 shares (cost $123,245)	82,729
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
162,049 shares (cost $4,295,115)	2,484,205
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
5,736 shares (cost $70,013)	67,398
Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FGOP)
729 shares (cost $13,377)	7,282
Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)
62,125 shares (cost $997,553)	619,385
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
25,007 shares (cost $700,284)	458,387
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
1,720 shares (cost $13,818)	8,462
Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)
9,208 shares (cost $146,550)	99,075
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)
29,321 shares (cost $301,422)	309,338
Goldman Sachs VIT - Mid Cap Value Fund (GVMCE)
236,655 shares (cost $3,289,404)	2,049,430
Ivy Fund VIP, Inc. - Growth (WRGP)
127 shares (cost $1,341)	957
Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)
1,698 shares (cost $11,153)	7,307
Janus Aspen Series - Balanced Portfolio - Service Class (JABS)
2,398 shares (cost $55,121)	56,962
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
4,211 shares (cost $98,246)	95,681
Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)
127,902 shares (cost $546,692)	370,916
Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)
51,327 shares (cost $2,126,986)	1,335,024
JPMorgan Insurance Trust - Diversified Mid Cap Growth Portfolio 1 (OGGO)
115,398 shares (cost $1,735,703)	1,085,895
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
8,821 shares (cost $104,978)	94,478

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Lincoln VIP - Baron Growth Opportunities Funds - Service Class (BNCAI)
51,768 shares (cost $1,636,657)	$896,360
Lord Abbett Series Fund, Inc. - Mid Cap Value Portfolio - Class VC (LOVMCV)
2,770 shares (cost $47,545)	29,112
MFS(R) VIT - Research International Series - Service Class (MVRISC)
40,710 shares (cost $519,866)	359,469
Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)
338,947 shares (cost $2,477,593)	1,691,344
Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)
90,902 shares (cost $1,574,331)	640,859
Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)
1,614 shares (cost $15,134)	12,558
Nationwide VIT - Gartmore International Equity Fund - Class I (GIG)
33,532 shares (cost $334,923)	209,572
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (GEF)
29,561 shares (cost $480,339)	244,172
Nationwide VIT - Global Financial Services Fund - Class I (GVGF1)
4,586 shares (cost $43,382)	26,280
Nationwide VIT - Government Bond Fund - Class I (GBF)
430,625 shares (cost $4,984,390)	5,171,806
Nationwide VIT - Growth Fund - Class I (CAF)
9,009 shares (cost $122,163)	79,824
Nationwide VIT - Health Sciences Fund - Class I (GVGH1)
17,567 shares (cost $164,193)	141,945
Nationwide VIT - International Index Fund - Class II (GVIX2)
574,715 shares (cost $6,668,584)	3,718,405
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
308 shares (cost $2,841)	2,125
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
471 shares (cost $4,702)	4,369
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
54,878 shares (cost $645,905)	464,264
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
14,161 shares (cost $162,685)	112,723
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
469 shares (cost $4,741)	4,150
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)
25,466 shares (cost $249,608)	178,259
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
3,303 shares (cost $99,178)	57,907
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
340,508 shares (cost $5,839,441)	3,830,720
Nationwide VIT - Money Market Fund - Class I (SAM)
340,987 shares (cost $340,987)	340,987
Nationwide VIT - Money Market Fund - Class V (SAM5)
59,440,266 shares (cost $59,440,266)	59,440,266
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
27,913 shares (cost $445,881)	269,359
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
426,079 shares (cost $4,919,737)	2,820,643
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
226,776 shares (cost $4,226,331)	2,440,113
Nationwide VIT - Nationwide Fund - Class I (TRF)
88,673 shares (cost $1,113,688)	578,147

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Nationwide Leaders Fund - Class I (GVUS1)
738 shares (cost $8,339)	$4,778
Nationwide VIT - Technology and Communications Fund - Class I (GGTC)
78,225 shares (cost $347,751)	174,441
Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)
9,206 shares (cost $59,422)	54,867
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)
8,507 shares (cost $86,078)	59,464
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
92,589 shares (cost $840,361)	677,755
Neuberger Berman AMT - Growth Portfolio - Class I (AMTG)
14,790 shares (cost $232,787)	160,763
Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)
15,764 shares (cost $282,436)	196,265
Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)
29,195 shares (cost $733,702)	471,205
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
76,449 shares (cost $595,416)	543,553
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
1,532 shares (cost $19,469)	12,789
Oppenheimer VAF - Balanced Fund - Non-Service Class (OVMS)
29,491 shares (cost $412,730)	249,201
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
95,850 shares (cost $3,662,580)	2,460,473
Oppenheimer VAF - Core Bond Fund - Non-Service Class (OVB)
39,642 shares (cost $429,312)	255,693
Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
88,991 shares (cost $2,763,269)	1,798,510
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
5,913 shares (cost $129,516)	86,097
Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)
12,269 shares (cost $605,357)	337,895
PIMCO VIT - All Asset Portfolio - Administrative Class (PMVAAA)
3,323 shares (cost $32,926)	30,575
PIMCO VIT - Low Duration Portfolio - Administrative Class (PMVLDA)
134,434 shares (cost $1,350,099)	1,301,321
PIMCO VIT - Real Return Portfolio - Administrative Class (PMVRRA)
268,132 shares (cost $3,163,642)	3,019,167
PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)
1,168,002 shares (cost $12,145,782)	12,042,099
Pioneer VCT - Pioneer High Yield Portfolio - Class I (PIHYB1)
1,457 shares (cost $14,371)	9,409
Royce Capital Fund - Micro Cap Portfolio (ROCMC)
267,083 shares (cost $2,996,284)	1,610,508
T. Rowe Price Equity Income Portfolio - II (TREI2)
168,595 shares (cost $3,795,579)	2,412,597
T. Rowe Price Mid Cap Growth Portfolio - II (TRMCG2)
79,157 shares (cost $1,840,286)	1,083,660
T. Rowe Price New America Growth Portfolio (TRNAG1)
96,613 shares (cost $1,971,716)	1,232,778
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
3,512 shares (cost $98,665)	69,750
Van Eck Worldwide Insurance Trust - Bond Fund - Initial Class (VWBF)
43,139 shares (cost $494,839)	496,960

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)
174,135 shares (cost $2,498,298)	$1,023,915
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)
19,323 shares (cost $734,655)	362,301
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)
18,699 shares (cost $150,922)	120,980
Van Kampen UIF - Mid Cap Growth Portfolio - Class I (MSVMG)
24,461 shares (cost $270,445)	142,117
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
86,533 shares (cost $1,128,151)	710,436
Wells Fargo AVT - Discovery Fund(SM) (SVDF)
1,130 shares (cost $17,866)	12,642
Wells Fargo AVT - Opportunity Fund(SM) (SVOF)
51,432 shares (cost $1,022,729)	522,551

Total Investments	166,517,972

Total Assets	166,517,972

Accounts Payable	13,581

$166,504,391

Contract Owners’ Equity:
Accumulation units	166,504,391

Total Contract Owners’ Equity (note 8)	$166,504,391

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	AVBVI	AVCDI	AVIE	ALVGIA	ALVIVA	ACVB	ACVCA

Reinvested dividends	$4,522,363	48	-	31	9,663	109,810	-	-
Asset charges (note 3)	(537,520)	(7)	-	(9)	(451)	(21,286)	(235)	(3,122)

Net investment income (loss)	3,984,843	41	-	22	9,212	88,524	(235)	(3,122)

Proceeds from mutual fund shares sold	187,076,887	6,147	722	9,117	526,199	2,431,194	14,788	1,547,951
Cost of mutual fund shares sold	(213,831,794)	(6,933)	(728)	(10,290)	(638,814)	(4,622,536)	(15,372)	(921,904)

Realized gain (loss) on investments	(26,754,907)	(786)	(6)	(1,173)	(112,615)	(2,191,342)	(584)	626,047
Change in unrealized gain (loss) on investments	(61,048,617)	(2,030)	(1,077)	(1,845)	(20,339)	(5,756,662)	(32,791)	(1,190,082)

Net gain (loss) on investments	(87,803,524)	(2,816)	(1,083)	(3,018)	(132,954)	(7,948,004)	(33,375)	(564,035)

Reinvested capital gains	10,791,336	1,043	292	75	82,265	605,647	-	142,566

Net increase (decrease) in contract owners’ equity resulting from operations	$(73,027,345)	(1,732)	(791)	(2,921)	(41,477)	(7,253,833)	(33,610)	(424,591)

Investment Activity:	ACVIG	ACVI	ACVU1	ACVV	ACVVS1	MLVLC2	CVSSE	WVCP

Reinvested dividends	$30,837	25,753	-	39,824	-	342	-	8,309
Asset charges (note 3)	(3,424)	(7,157)	(674)	(2,698)	(43)	(436)	(28)	(847)

Net investment income (loss)	27,413	18,596	(674)	37,126	(43)	(94)	(28)	7,462

Proceeds from mutual fund shares sold	1,272,689	1,220,042	138,643	1,189,325	7,758	616,952	5,104	116,709
Cost of mutual fund shares sold	(1,878,356)	(1,080,934)	(168,401)	(1,621,595)	(8,941)	(604,647)	(6,023)	(130,642)

Realized gain (loss) on investments	(605,667)	139,108	(29,758)	(432,270)	(1,183)	12,305	(919)	(13,933)
Change in unrealized gain (loss) on investments	(203,430)	(2,032,312)	(153,994)	(95,032)	(18,035)	(10,782)	(3,994)	(234,242)

Net gain (loss) on investments	(809,097)	(1,893,204)	(183,752)	(527,302)	(19,218)	1,523	(4,913)	(248,175)

Reinvested capital gains	184,741	302,511	43,088	211,423	92	719	96	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(596,943)	(1,572,097)	(141,338)	(278,753)	(19,169)	2,148	(4,845)	(240,713)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	WIEP	WGIP	WSCP	DVMCS	DVSCS	DSIF	DCAP	DGI

Reinvested dividends	$3,223	1,978	462	-	50,481	539,786	21,994	610
Asset charges (note 3)	(280)	(156)	(1,152)	(23)	(12,601)	(57,270)	(2,481)	(135)

Net investment income (loss)	2,943	1,822	(690)	(23)	37,880	482,516	19,513	475

Proceeds from mutual fund shares sold	84,383	25,113	105,659	28,581	2,293,169	13,738,902	435,888	6,081
Cost of mutual fund shares sold	(84,779)	(35,116)	(113,404)	(28,480)	(3,667,913)	(13,692,726)	(506,888)	(6,997)

Realized gain (loss) on investments	(396)	(10,003)	(7,745)	101	(1,374,744)	46,176	(71,000)	(916)
Change in unrealized gain (loss) on investments	(72,412)	(27,034)	(205,511)	(48)	(1,816,930)	(11,491,906)	(359,294)	(45,051)

Net gain (loss) on investments	(72,808)	(37,037)	(213,256)	53	(3,191,674)	(11,445,730)	(430,294)	(45,967)

Reinvested capital gains	-	6,309	-	-	873,620	-	81,928	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(69,865)	(28,906)	(213,946)	30	(2,280,174)	(10,963,214)	(328,853)	(45,492)

Investment Activity:	DVIV	SVSHEB	FQB	FEIP	FEIS	FGP	FGS	FHIP

Reinvested dividends	$47,226	5,468	29,094	897	47,630	804	10,858	2,144
Asset charges (note 3)	(3,796)	(475)	(1,470)	(41)	(5,414)	(186)	(10,330)	(26)

Net investment income (loss)	43,430	4,993	27,624	856	42,216	618	528	2,118

Proceeds from mutual fund shares sold	824,703	64,626	250,999	26,865	1,176,652	16,937	15,507,677	6,046
Cost of mutual fund shares sold	(1,166,249)	(91,614)	(265,105)	(29,119)	(1,718,923)	(17,221)	(15,879,693)	(6,495)

Realized gain (loss) on investments	(341,546)	(26,988)	(14,106)	(2,254)	(542,271)	(284)	(372,016)	(449)
Change in unrealized gain (loss) on investments	(702,840)	(125,410)	(57,277)	(11,830)	(641,624)	(53,952)	(2,297,309)	(7,648)

Net gain (loss) on investments	(1,044,386)	(152,398)	(71,383)	(14,084)	(1,183,895)	(54,236)	(2,669,325)	(8,097)

Reinvested capital gains	360,768	39,543	-	-	2,642	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(640,188)	(107,862)	(43,759)	(13,228)	(1,139,037)	(53,618)	(2,668,797)	(5,979)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FHIS	FOP	FOS	FAMP	FCP	FCS	FIGBS	FGOP

Reinvested dividends	$122,387	698	64,634	117,275	1,171	45,554	1,896	53
Asset charges (note 3)	(3,605)	(30)	(8,160)	(10,991)	(123)	(13,679)	(137)	(16)

Net investment income (loss)	118,782	668	56,474	106,284	1,048	31,875	1,759	37

Proceeds from mutual fund shares sold	1,527,293	10,426	3,371,347	981,336	34,579	3,774,859	26,220	15,962
Cost of mutual fund shares sold	(2,124,031)	(12,994)	(4,415,019)	(1,034,704)	(37,951)	(5,995,789)	(27,155)	(19,086)

Realized gain (loss) on investments	(596,738)	(2,568)	(1,043,672)	(53,368)	(3,372)	(2,220,930)	(935)	(3,124)
Change in unrealized gain (loss) on investments	65,237	(9,885)	(1,164,661)	(1,887,052)	(40,516)	(859,193)	(2,822)	(6,095)

Net gain (loss) on investments	(531,501)	(12,453)	(2,208,333)	(1,940,420)	(43,888)	(3,080,123)	(3,757)	(9,219)

Reinvested capital gains	-	-	464,092	448,843	-	189,352	37	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(412,719)	(11,785)	(1,687,767)	(1,385,293)	(42,840)	(2,858,896)	(1,961)	(9,182)

Investment Activity:	FGOS	FMCS	FVSS	TIF2	FTVSV2	GVMCE	WRGP	WRRESP

Reinvested dividends	$3,771	3,510	97	9,094	2,426	30,657	-	64
Asset charges (note 3)	(2,695)	(2,933)	(18)	(893)	(933)	(7,241)	-	(10)

Net investment income (loss)	1,076	577	79	8,201	1,493	23,416	-	54

Proceeds from mutual fund shares sold	183,770	1,625,541	6,006	430,581	1,450,168	1,618,263	66	1,468
Cost of mutual fund shares sold	(159,638)	(1,933,283)	(7,909)	(563,558)	(1,718,482)	(2,177,794)	(70)	(2,233)

Realized gain (loss) on investments	24,132	(307,742)	(1,903)	(132,977)	(268,314)	(559,531)	(4)	(765)
Change in unrealized gain (loss) on investments	(818,232)	(369,231)	(5,315)	(79,271)	30,651	(675,145)	(384)	(3,846)

Net gain (loss) on investments	(794,100)	(676,973)	(7,218)	(212,248)	(237,663)	(1,234,676)	(388)	(4,611)

Reinvested capital gains	-	254,083	372	37,221	16,803	5,489	13	184

Net increase (decrease) in contract owners’ equity resulting from operations	$(793,024)	(422,313)	(6,767)	(166,826)	(219,367)	(1,205,771)	(375)	(4,373)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	JABS	JACAS	JAGTS	JAIGS	OGGO	AMTB	BNCAI	LOVMCV

Reinvested dividends	$8,703	481	389	65,123	-	3,656	-	524
Asset charges (note 3)	(833)	(6,629)	(1,168)	(5,913)	(3,666)	(95)	(3,763)	(79)

Net investment income (loss)	7,870	(6,148)	(779)	59,210	(3,666)	3,561	(3,763)	445

Proceeds from mutual fund shares sold	664,089	10,807,924	131,570	475,373	636,579	15,004	671,621	12,147
Cost of mutual fund shares sold	(634,206)	(11,976,269)	(128,076)	(253,259)	(983,115)	(15,193)	(880,892)	(18,085)

Realized gain (loss) on investments	29,883	(1,168,345)	3,494	222,114	(346,536)	(189)	(209,271)	(5,938)
Change in unrealized gain (loss) on investments	(118,778)	(77,653)	(292,937)	(2,174,352)	(755,339)	(10,500)	(531,368)	(13,096)

Net gain (loss) on investments	(88,895)	(1,245,998)	(289,443)	(1,952,238)	(1,101,875)	(10,689)	(740,639)	(19,034)

Reinvested capital gains	38,240	-	-	349,061	284,805	-	69,627	1,749

Net increase (decrease) in contract owners’ equity resulting from operations	$(42,785)	(1,252,146)	(290,222)	(1,543,967)	(820,736)	(7,128)	(674,775)	(16,840)

Investment Activity:	MVRISC	HIBF	GEM	GVGU1	GIG	GEF	GVGF1	GBF

Reinvested dividends	$-	204,777	13,799	333	4,858	2,807	8,843	206,013
Asset charges (note 3)	(331)	(5,527)	(2,746)	(15)	(925)	(969)	(1,335)	(11,853)

Net investment income (loss)	(331)	199,250	11,053	318	3,933	1,838	7,508	194,160

Proceeds from mutual fund shares sold	5,644	1,127,009	101,802	8,520	153,090	269,076	862,968	1,607,445
Cost of mutual fund shares sold	(7,625)	(1,351,500)	(103,312)	(10,596)	(121,761)	(238,319)	(1,315,378)	(1,600,462)

Realized gain (loss) on investments	(1,981)	(224,491)	(1,510)	(2,076)	31,329	30,757	(452,410)	6,983
Change in unrealized gain (loss) on investments	(160,397)	(708,168)	(1,142,636)	(2,310)	(290,379)	(337,220)	208,666	147,808

Net gain (loss) on investments	(162,378)	(932,659)	(1,144,146)	(4,386)	(259,050)	(306,463)	(243,744)	154,791

Reinvested capital gains	-	-	252,869	220	53,700	73,011	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(162,709)	(733,409)	(880,224)	(3,848)	(201,417)	(231,614)	(236,236)	348,951

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	CAF	GVGH1	GVIX2	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC

Reinvested dividends	$385	232	126,632	37	10,864	20,935	3,083	112
Asset charges (note 3)	(376)	(1,073)	(13,667)	(3)	(1,012)	(2,017)	(295)	(10)

Net investment income (loss)	9	(841)	112,965	34	9,852	18,918	2,788	102

Proceeds from mutual fund shares sold	285,036	1,814,902	2,020,595	1,458	1,346,309	517,150	38,460	2,777
Cost of mutual fund shares sold	(270,666)	(2,383,030)	(3,214,873)	(2,008)	(1,385,973)	(549,187)	(54,353)	(3,096)

Realized gain (loss) on investments	14,370	(568,128)	(1,194,278)	(550)	(39,664)	(32,037)	(15,893)	(319)
Change in unrealized gain (loss) on investments	(99,669)	(22,404)	(2,775,626)	(715)	89	(236,826)	(44,058)	(564)

Net gain (loss) on investments	(85,299)	(590,532)	(3,969,904)	(1,265)	(39,575)	(268,863)	(59,951)	(883)

Reinvested capital gains	-	172,498	10,208	383	81	58,568	12,515	194

Net increase (decrease) in contract owners’ equity resulting from operations	$(85,290)	(418,875)	(3,846,731)	(848)	(29,642)	(191,377)	(44,648)	(587)

Investment Activity:	BF	SGRF	MCIF	SAM	SAM5	SCGF	SCVF	SCF

Reinvested dividends	$11,326	-	79,252	7,352	896,625	-	43,668	40,328
Asset charges (note 3)	(1,307)	(384)	(12,747)	(879)	(110,795)	(1,276)	(9,759)	(12,200)

Net investment income (loss)	10,019	(384)	66,505	6,473	785,830	(1,276)	33,909	28,128

Proceeds from mutual fund shares sold	1,858,813	360,201	2,711,907	74,900	17,620,440	341,020	1,292,489	2,916,762
Cost of mutual fund shares sold	(1,959,988)	(359,734)	(4,107,622)	(74,900)	(17,620,440)	(348,084)	(1,805,428)	(4,813,297)

Realized gain (loss) on investments	(101,175)	467	(1,395,715)	-	-	(7,064)	(512,939)	(1,896,535)
Change in unrealized gain (loss) on investments	(56,242)	(91,772)	(1,937,561)	-	-	(341,266)	(957,633)	(1,430,616)

Net gain (loss) on investments	(157,417)	(91,305)	(3,333,276)	-	-	(348,330)	(1,470,572)	(3,327,151)

Reinvested capital gains	24,295	-	414,799	-	-	-	-	1,001,038

Net increase (decrease) in contract owners’ equity resulting from operations	$(123,103)	(91,689)	(2,851,972)	6,473	785,830	(349,606)	(1,436,663)	(2,297,985)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	TRF	GVUS1	GGTC	GVUG1	EIF	MSBF	AMTG	AMGP

Reinvested dividends	$10,846	41	-	-	5,980	99,653	-	1,641
Asset charges (note 3)	(1,831)	(8)	(672)	(40)	(735)	(4,305)	(195)	(711)

Net investment income (loss)	9,015	33	(672)	(40)	5,245	95,348	(195)	930

Proceeds from mutual fund shares sold	95,852	2,866	61,317	72,832	341,445	1,440,074	2,889	87,365
Cost of mutual fund shares sold	(118,722)	(3,222)	(89,223)	(68,381)	(458,853)	(1,792,262)	(3,642)	(81,577)

Realized gain (loss) on investments	(22,870)	(356)	(27,906)	4,451	(117,408)	(352,188)	(753)	5,788
Change in unrealized gain (loss) on investments	(525,797)	(3,561)	(188,677)	(17,044)	4,866	(148,918)	(72,024)	(144,624)

Net gain (loss) on investments	(548,667)	(3,917)	(216,583)	(12,593)	(112,542)	(501,106)	(72,777)	(138,836)

Reinvested capital gains	139,565	-	40,439	2,775	5,314	46,080	-	11,249

Net increase (decrease) in contract owners’ equity resulting from operations	$(400,087)	(3,884)	(176,816)	(9,858)	(101,983)	(359,678)	(72,972)	(126,657)

Investment Activity:	AMCG	AMTP	AMFAS	OVMS	OVGR	OVB	OVGS	OVGI

Reinvested dividends	$-	6,567	-	22,643	5,332	42,427	31,374	3,141
Asset charges (note 3)	(2,187)	(3,050)	(63)	(1,504)	(8,859)	(1,751)	(5,394)	(326)

Net investment income (loss)	(2,187)	3,517	(63)	21,139	(3,527)	40,676	25,980	2,815

Proceeds from mutual fund shares sold	1,015,963	1,289,558	42,570	566,819	1,209,165	651,617	460,871	142,775
Cost of mutual fund shares sold	(829,421)	(2,390,691)	(48,765)	(685,574)	(1,188,854)	(726,084)	(719,974)	(139,455)

Realized gain (loss) on investments	186,542	(1,101,133)	(6,195)	(118,755)	20,311	(74,467)	(259,103)	3,320
Change in unrealized gain (loss) on investments	(659,850)	(8,917)	(4,563)	(160,985)	(2,065,190)	(142,005)	(1,036,826)	(72,578)

Net gain (loss) on investments	(473,308)	(1,110,050)	(10,758)	(279,740)	(2,044,879)	(216,472)	(1,295,929)	(69,258)

Reinvested capital gains	-	207,199	728	54,613	-	-	137,855	13,649

Net increase (decrease) in contract owners’ equity resulting from operations	$(475,495)	(899,334)	(10,093)	(203,988)	(2,048,406)	(175,796)	(1,132,094)	(52,794)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	OVAG	PMVAAA	PMVLDA	PMVRRA	PMVTRA	PIHYB1	ROCMC	TREI2

Reinvested dividends	$-	21,674	78,854	232,934	567,675	3,817	64,329	81,324
Asset charges (note 3)	(1,512)	(3,569)	(4,886)	(16,349)	(28,387)	(146)	(6,967)	(9,716)

Net investment income (loss)	(1,512)	18,105	73,968	216,585	539,288	3,671	57,362	71,608

Proceeds from mutual fund shares sold	474,959	8,807,009	2,667,345	17,635,219	8,117,651	181,501	2,448,520	2,440,089
Cost of mutual fund shares sold	(529,726)	(8,892,580)	(2,748,160)	(18,044,484)	(7,974,781)	(185,953)	(2,696,446)	(2,900,129)

Realized gain (loss) on investments	(54,767)	(85,571)	(80,815)	(409,265)	142,870	(4,452)	(247,926)	(460,040)
Change in unrealized gain (loss) on investments	(311,434)	(68,857)	(84,885)	(200,478)	(442,842)	(6,934)	(1,390,916)	(1,370,091)

Net gain (loss) on investments	(366,201)	(154,428)	(165,700)	(609,743)	(299,972)	(11,386)	(1,638,842)	(1,830,131)

Reinvested capital gains	-	102	21,390	4,534	220,736	9	269,577	135,560

Net increase (decrease) in contract owners’ equity resulting from operations	$(367,713)	(136,221)	(70,342)	(388,624)	460,052	(7,706)	(1,311,903)	(1,622,963)

Investment Activity:	TRMCG2	TRNAG1	TRPSB1	DSRG	VWBF	VWEM	VWHA	MSEM

Reinvested dividends	$-	-	5,171	640	-	-	1,717	14,571
Asset charges (note 3)	(4,998)	(5,576)	(557)	(220)	(451)	(6,524)	(5,848)	(637)

Net investment income (loss)	(4,998)	(5,576)	4,614	420	(451)	(6,524)	(4,131)	13,934

Proceeds from mutual fund shares sold	1,360,149	1,030,282	795,411	38,508	13,412	5,439,768	10,698,891	439,818
Cost of mutual fund shares sold	(1,684,181)	(1,311,336)	(848,138)	(43,671)	(14,168)	(7,732,063)	(11,756,867)	(453,570)

Realized gain (loss) on investments	(324,032)	(281,054)	(52,727)	(5,163)	(756)	(2,292,295)	(1,057,976)	(13,752)
Change in unrealized gain (loss) on investments	(601,010)	(735,553)	-	(33,012)	2,121	(1,621,501)	(443,497)	(32,112)

Net gain (loss) on investments	(925,042)	(1,016,607)	(52,727)	(38,175)	1,365	(3,913,796)	(1,501,473)	(45,864)

Reinvested capital gains	86,013	92,401	-	-	-	1,221,527	94,011	8,410

Net increase (decrease) in contract owners’ equity resulting from operations	$(844,027)	(929,782)	(48,113)	(37,755)	914	(2,698,793)	(1,411,593)	(23,520)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	MSVMG	MSVRE	SVDF	SVOF

Reinvested dividends	$1,883	49,564	-	16,869
Asset charges (note 3)	(631)	(5,278)	(60)	(2,213)

Net investment income (loss)	1,252	44,286	(60)	14,656

Proceeds from mutual fund shares sold	110,459	7,097,008	13,471	276,853
Cost of mutual fund shares sold	(121,229)	(8,291,975)	(11,235)	(399,141)

Realized gain (loss) on investments	(10,770)	(1,194,967)	2,236	(122,288)
Change in unrealized gain (loss) on investments	(193,335)	7,747	(14,096)	(509,234)

Net gain (loss) on investments	(204,105)	(1,187,220)	(11,860)	(631,522)

Reinvested capital gains	61,179	543,589	-	199,114

Net increase (decrease) in contract owners’ equity resulting from operations	$(141,674)	(599,345)	(11,920)	(417,752)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		AVBVI		AVCDI		AVIE

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$3,984,843	5,380,452	41	(10)	-	-	22	22
Realized gain (loss) on investments	(26,754,907)	23,688,809	(786)	2,065	(6)	-	(1,173)	145
Change in unrealized gain (loss) on investments	(61,048,617)	(21,544,419)	(2,030)	(1,716)	(1,077)	-	(1,845)	24
Reinvested capital gains	10,791,336	11,793,316	1,043	132	292	-	75	-

Net increase (decrease) in contract owners’ equity resulting from operations	(73,027,345)	19,318,158	(1,732)	471	(791)	-	(2,921)	191

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,430,064	2,769,516	(1)	-	-	-	-	-
Transfers between funds	-	-	6,502	(17,617)	2,298	-	(379)	7,283
Surrenders (note 6)	(27,457,393)	(89,480,618)	(3,226)	(138)	-	-	-	-
Death benefits (note 4)	(335,860)	(320,950)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,189,801)	(4,545,462)	(121)	(227)	(29)	-	(104)	(24)
Adjustments to maintain reserves	(16,664)	2,950	(75)	(7)	(4)	-	(26)	20

Net equity transactions	(29,569,654)	(91,574,564)	3,079	(17,989)	2,265	-	(509)	7,279

Net change in contract owners’ equity	(102,596,999)	(72,256,406)	1,347	(17,518)	1,474	-	(3,430)	7,470
Contract owners’ equity beginning of period	269,101,390	341,357,796	2,349	19,867	-	-	7,470	-

Contract owners’ equity end of period	$166,504,391	269,101,390	3,696	2,349	1,474	-	4,040	7,470

CHANGES IN UNITS:
Beginning units	18,226,982	25,622,476	134	1,148	-	-	364	-
Units purchased	3,984,077	5,681,371	536	36	132	-	338	365
Units redeemed	(6,203,344)	(13,076,865)	(232)	(1,050)	(2)	-	(371)	(1)

Ending units	16,007,715	18,226,982	438	134	130	-	331	364

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ALVGIA		ALVIVA		ACVB		ACVCA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$9,212	13,363	88,524	245	(235)	-	(3,122)	(4,815)
Realized gain (loss) on investments	(112,615)	2,366	(2,191,342)	37,637	(584)	-	626,047	65,571
Change in unrealized gain (loss) on investments	(20,339)	(73,032)	(5,756,662)	(331,305)	(32,791)	-	(1,190,082)	651,660
Reinvested capital gains	82,265	57,296	605,647	23,908	-	-	142,566	-

Net increase (decrease) in contract owners’ equity resulting from operations	(41,477)	(7)	(7,253,833)	(269,515)	(33,610)	-	(424,591)	712,416

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	664	1	217,142	51,964	-	-	-	-
Transfers between funds	63,414	(842,571)	1,298,281	11,658,381	254,566	-	(1,461,993)	-
Surrenders (note 6)	(35,095)	(37,248)	(89,492)	(1,853)	-	-	-	(103,854)
Death benefits (note 4)	-	-	(28,450)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,559)	(28,461)	(89,865)	(24,314)	(3,249)	-	(40,154)	(48,945)
Adjustments to maintain reserves	(70)	(27)	(264)	18	(4)	-	(45)	2

Net equity transactions	23,354	(908,306)	1,307,352	11,684,196	251,313	-	(1,502,192)	(152,797)

Net change in contract owners’ equity	(18,123)	(908,313)	(5,946,481)	11,414,681	217,703	-	(1,926,783)	559,619
Contract owners’ equity beginning of period	73,140	981,453	11,865,692	451,011	-	-	2,234,331	1,674,712

Contract owners’ equity end of period	$55,017	73,140	5,919,211	11,865,692	217,703	-	307,548	2,234,331

CHANGES IN UNITS:
Beginning units	3,874	54,408	992,016	39,832	-	-	92,114	100,414
Units purchased	3,700	377	154,527	954,667	20,131	-	-	-
Units redeemed	(2,657)	(50,911)	(87,075)	(2,483)	(277)	-	(68,495)	(8,300)

Ending units	4,917	3,874	1,059,468	992,016	19,854	-	23,619	92,114

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVIG		ACVI		ACVU1		ACVV

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$27,413	30,501	18,596	12,834	(674)	(900)	37,126	26,749
Realized gain (loss) on investments	(605,667)	2,146,588	139,108	890,941	(29,758)	12,039	(432,270)	11,067
Change in unrealized gain (loss) on investments	(203,430)	(2,180,458)	(2,032,312)	(327,479)	(153,994)	50,671	(95,032)	(303,054)
Reinvested capital gains	184,741	-	302,511	-	43,088	-	211,423	165,284

Net increase (decrease) in contract owners’ equity resulting from operations	(596,943)	(3,369)	(1,572,097)	576,296	(141,338)	61,810	(278,753)	(99,954)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	11,824	19,403	2,072	8,135	1	677	22	12,513
Transfers between funds	(75,521)	(30,506)	(694,332)	873,142	83,586	(207,806)	(860,127)	(44,048)
Surrenders (note 6)	(713,329)	(8,981,781)	(199,367)	(2,296,351)	(56,504)	(210)	(204,076)	(37,589)
Death benefits (note 4)	-	-	-	(9,769)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(18,903)	(34,440)	(64,609)	(69,288)	(3,122)	(3,090)	(18,134)	(26,607)
Adjustments to maintain reserves	(71)	10	(164)	41	(67)	17	(57)	(10)

Net equity transactions	(796,000)	(9,027,314)	(956,400)	(1,494,090)	23,894	(210,412)	(1,082,372)	(95,741)

Net change in contract owners’ equity	(1,392,943)	(9,030,683)	(2,528,497)	(917,794)	(117,444)	(148,602)	(1,361,125)	(195,695)
Contract owners’ equity beginning of period	1,861,670	10,892,353	4,052,587	4,970,381	338,872	487,474	1,908,767	2,104,462

Contract owners’ equity end of period	$468,727	1,861,670	1,524,090	4,052,587	221,428	338,872	547,642	1,908,767

CHANGES IN UNITS:
Beginning units	125,202	767,452	230,300	331,670	25,866	44,920	103,354	107,824
Units purchased	1,576	1,291	739	57,608	9,445	137	1,475	616
Units redeemed	(78,467)	(643,541)	(73,677)	(158,978)	(6,357)	(19,191)	(64,231)	(5,086)

Ending units	48,311	125,202	157,362	230,300	28,954	25,866	40,598	103,354

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVVS1		MLVIX2		MLVLC2		CVSSE

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(43)	(2)	-	(2)	(94)	(1)	(28)	(23)
Realized gain (loss) on investments	(1,183)	44	-	227	12,305	170	(919)	337
Change in unrealized gain (loss) on investments	(18,035)	243	-	-	(10,782)	-	(3,994)	204
Reinvested capital gains	92	-	-	-	719	-	96	427

Net increase (decrease) in contract owners’ equity resulting from operations	(19,169)	285	-	225	2,148	169	(4,845)	945

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	28	-	-	-	-	12	69
Transfers between funds	47,920	792	-	(220)	27,505	(163)	8,067	799
Surrenders (note 6)	(600)	-	-	-	-	-	(2,403)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(563)	(6)	-	(6)	(4,732)	(6)	(127)	(71)
Adjustments to maintain reserves	(22)	11	-	1	(25)	-	(10)	(22)

Net equity transactions	46,735	825	-	(225)	22,748	(169)	5,539	775

Net change in contract owners’ equity	27,566	1,110	-	-	24,896	-	694	1,720
Contract owners’ equity beginning of period	1,110	-	-	-	-	-	8,684	6,964

Contract owners’ equity end of period	$28,676	1,110	-	-	24,896	-	9,378	8,684

CHANGES IN UNITS:
Beginning units	64	-	-	-	-	-	516	454
Units purchased	3,264	64	-	570	3,226	1	540	68
Units redeemed	(103)	-	-	(570)	(368)	(1)	(186)	(6)

Ending units	3,225	64	-	-	2,858	-	870	516

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WVCP		WIEP		WGIP		WSCP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$7,462	(827)	2,943	512	1,822	959	(690)	(1,288)
Realized gain (loss) on investments	(13,933)	21,164	(396)	5,822	(10,003)	21,502	(7,745)	3,183
Change in unrealized gain (loss) on investments	(234,242)	(32,817)	(72,412)	2,803	(27,034)	(35,661)	(205,511)	(5,854)
Reinvested capital gains	-	-	-	-	6,309	17,743	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(240,713)	(12,480)	(69,865)	9,137	(28,906)	4,543	(213,946)	(3,959)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	185	23,604	24	8,686	-	62	-	-
Transfers between funds	257,350	(40,359)	225,562	175	7,483	(88,996)	222,657	-
Surrenders (note 6)	(30,957)	(4,670)	(74,331)	(6,986)	(3,117)	(208)	-	(32,016)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,777)	(2,454)	(4,658)	(1,480)	(1,304)	(2,326)	(15,146)	(13,295)
Adjustments to maintain reserves	(10)	(21)	(19)	(10)	(12)	(10)	(14)	(8)

Net equity transactions	221,791	(23,900)	146,578	385	3,050	(91,478)	207,497	(45,319)

Net change in contract owners’ equity	(18,922)	(36,380)	76,713	9,522	(25,856)	(86,935)	(6,449)	(49,278)
Contract owners’ equity beginning of period	325,269	361,649	64,921	55,399	75,401	162,336	482,886	532,164

Contract owners’ equity end of period	$306,347	325,269	141,634	64,921	49,545	75,401	476,437	482,886

CHANGES IN UNITS:
Beginning units	26,758	28,502	4,246	4,214	4,712	10,300	49,268	53,708
Units purchased	24,056	1,748	17,273	666	486	4	27,065	-
Units redeemed	(3,367)	(3,492)	(5,770)	(634)	(334)	(5,592)	(1,822)	(4,440)

Ending units	47,447	26,758	15,749	4,246	4,864	4,712	74,511	49,268

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DVMCS		DVSCS		DSIF		DCAP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(23)	2	37,880	4,916	482,516	479,256	19,513	12,365
Realized gain (loss) on investments	101	(47)	(1,374,744)	722,748	46,176	6,872,888	(71,000)	232,139
Change in unrealized gain (loss) on investments	(48)	3	(1,816,930)	(1,590,936)	(11,491,906)	(5,377,431)	(359,294)	(125,243)
Reinvested capital gains	-	117	873,620	263,600	-	-	81,928	-

Net increase (decrease) in contract owners’ equity resulting from operations	30	75	(2,280,174)	(599,672)	(10,963,214)	1,974,713	(328,853)	119,261

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	(10,702)	1,221	366,500	285,580	1,837	2,237
Transfers between funds	52,274	(1,050)	(850,386)	641,068	(7,764,654)	43,795	(27,480)	89,621
Surrenders (note 6)	-	-	(36,629)	(49,756)	(1,331,313)	(11,498,462)	(202,679)	(33,919)
Death benefits (note 4)	-	-	(32,837)	(2,956)	(55,719)	(41,207)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(152)	(6)	(48,278)	(61,827)	(375,428)	(406,373)	(18,653)	(27,037)
Adjustments to maintain reserves	(16)	-	(185)	1	(9,531)	(485)	(72)	17

Net equity transactions	52,106	(1,056)	(979,017)	527,751	(9,170,145)	(11,617,152)	(247,047)	30,919

Net change in contract owners’ equity	52,136	(981)	(3,259,191)	(71,921)	(20,133,359)	(9,642,439)	(575,900)	150,180
Contract owners’ equity beginning of period	-	981	7,180,422	7,252,343	36,338,342	45,980,781	1,251,294	1,101,114

Contract owners’ equity end of period	$52,136	-	3,921,231	7,180,422	16,204,983	36,338,342	675,394	1,251,294

CHANGES IN UNITS:
Beginning units	-	56	462,348	462,972	2,684,870	3,579,034	83,636	78,668
Units purchased	4,961	-	2,123	464,941	33,835	884,723	1,673	9,903
Units redeemed	(13)	(56)	(98,271)	(465,565)	(830,607)	(1,778,887)	(21,074)	(4,935)

Ending units	4,948	-	366,200	462,348	1,888,098	2,684,870	64,235	83,636

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DGI		DVIV		SVSHEB		FQB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$475	-	43,430	176,516	4,993	2,046	27,624	24,362
Realized gain (loss) on investments	(916)	-	(341,546)	(614,911)	(26,988)	5,491	(14,106)	(1,329)
Change in unrealized gain (loss) on investments	(45,051)	-	(702,840)	(691,153)	(125,410)	(17,024)	(57,277)	4,675
Reinvested capital gains	-	-	360,768	1,591,282	39,543	2,147	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(45,492)	-	(640,188)	461,734	(107,862)	(7,340)	(43,759)	27,708

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	(424)	347	-	451	2,615	3,977
Transfers between funds	157,284	-	(492,053)	(4,144,859)	(2,875)	5,138	145,984	7,185
Surrenders (note 6)	-	-	(63,710)	(211,150)	-	-	(102,691)	(17,225)
Death benefits (note 4)	-	-	-	(8,598)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,870)	-	(43,374)	(88,172)	(4,156)	(4,709)	(12,559)	(8,457)
Adjustments to maintain reserves	(2)	-	(3,757)	(34)	(13)	5	(70)	(18)

Net equity transactions	155,412	-	(603,318)	(4,452,466)	(7,044)	885	33,279	(14,538)

Net change in contract owners’ equity	109,920	-	(1,243,506)	(3,990,732)	(114,906)	(6,455)	(10,480)	13,170
Contract owners’ equity beginning of period	-	-	2,188,242	6,178,974	248,092	254,547	553,017	539,847

Contract owners’ equity end of period	$109,920	-	944,736	2,188,242	133,186	248,092	542,537	553,017

CHANGES IN UNITS:
Beginning units	-	-	100,470	294,346	22,588	22,612	36,422	37,376
Units purchased	15,228	-	-	20,763	497	552	9,894	899
Units redeemed	(216)	-	(31,093)	(214,639)	(506)	(576)	(7,679)	(1,853)

Ending units	15,012	-	69,377	100,470	22,579	22,588	38,637	36,422

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FEIP		FEIS		FGP		FGS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$856	-	42,216	37,055	618	364	528	8,427
Realized gain (loss) on investments	(2,254)	-	(542,271)	593,136	(284)	290	(372,016)	2,031,325
Change in unrealized gain (loss) on investments	(11,830)	-	(641,624)	(685,180)	(53,952)	14,589	(2,297,309)	9,851
Reinvested capital gains	-	-	2,642	246,367	-	59	-	15,149

Net increase (decrease) in contract owners’ equity resulting from operations	(13,228)	-	(1,139,037)	191,378	(53,618)	15,302	(2,668,797)	2,064,752

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	11,285	20,790	-	-	1,469	22,131
Transfers between funds	38,127	-	(155,618)	(5,424,325)	46,392	-	(14,260,567)	15,574,091
Surrenders (note 6)	-	-	(327,132)	(433,816)	-	-	(414,676)	(17,219,311)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(621)	-	(42,664)	(76,068)	(2,056)	(1,131)	(141,859)	(163,913)
Adjustments to maintain reserves	(4)	-	(99)	1	(15)	(2)	(121)	70

Net equity transactions	37,502	-	(514,228)	(5,913,418)	44,321	(1,133)	(14,815,754)	(1,786,932)

Net change in contract owners’ equity	24,274	-	(1,653,265)	(5,722,040)	(9,297)	14,169	(17,484,551)	277,820
Contract owners’ equity beginning of period	-	-	2,836,749	8,558,789	72,144	57,975	18,449,115	18,171,295

Contract owners’ equity end of period	$24,274	-	1,183,484	2,836,749	62,847	72,144	964,564	18,449,115

CHANGES IN UNITS:
Beginning units	-	-	172,758	569,754	6,204	6,314	1,137,256	1,644,044
Units purchased	2,939	-	954	67,524	4,294	-	784	1,038,679
Units redeemed	(60)	-	(47,608)	(464,520)	(243)	(110)	(1,025,075)	(1,545,467)

Ending units	2,879	-	126,104	172,758	10,255	6,204	112,965	1,137,256

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FHIP		FHIS		FOP		FOS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$2,118	-	118,782	127,637	668	-	56,474	230,444
Realized gain (loss) on investments	(449)	-	(596,738)	(2,461)	(2,568)	-	(1,043,672)	1,366,991
Change in unrealized gain (loss) on investments	(7,648)	-	65,237	(86,869)	(9,885)	-	(1,164,661)	(1,358,930)
Reinvested capital gains	-	-	-	-	-	-	464,092	758,409

Net increase (decrease) in contract owners’ equity resulting from operations	(5,979)	-	(412,719)	38,307	(11,785)	-	(1,687,767)	996,914

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	12,177	16,346	-	-	40,725	39,331
Transfers between funds	25,338	-	(52,455)	(144,212)	30,122	-	(926,954)	(6,877,341)
Surrenders (note 6)	-	-	(859,617)	(25,306)	-	-	(1,288,068)	(70,586)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(357)	-	(18,415)	(19,177)	(416)	-	(54,938)	(76,744)
Adjustments to maintain reserves	-	-	(32)	(8)	(2)	-	(161)	12

Net equity transactions	24,981	-	(918,342)	(172,357)	29,704	-	(2,229,396)	(6,985,328)

Net change in contract owners’ equity	19,002	-	(1,331,061)	(134,050)	17,919	-	(3,917,163)	(5,988,414)
Contract owners’ equity beginning of period	-	-	1,593,598	1,727,648	-	-	4,873,928	10,862,342

Contract owners’ equity end of period	$19,002	-	262,537	1,593,598	17,919	-	956,765	4,873,928

CHANGES IN UNITS:
Beginning units	-	-	145,638	161,676	-	-	271,308	713,188
Units purchased	1,754	-	1,124	1,504	1,956	-	3,761	15,592
Units redeemed	(28)	-	(114,664)	(17,542)	(38)	-	(179,967)	(457,472)

Ending units	1,726	-	32,098	145,638	1,918	-	95,102	271,308

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FAMP		FCP		FCS		FIGBS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$106,284	259,124	1,048	-	31,875	43,236	1,759	2,041
Realized gain (loss) on investments	(53,368)	78,777	(3,372)	-	(2,220,930)	167,208	(935)	(178)
Change in unrealized gain (loss) on investments	(1,887,052)	174,858	(40,516)	-	(859,193)	(846,445)	(2,822)	168
Reinvested capital gains	448,843	112,375	-	-	189,352	1,952,380	37	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,385,293)	625,134	(42,840)	-	(2,858,896)	1,316,379	(1,961)	2,031

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	235,687	100,844	-	50
Transfers between funds	(29,600)	403,826	127,318	-	(920,024)	(4,742,228)	29,187	(6,570)
Surrenders (note 6)	-	(51,374)	-	-	(1,741,729)	(218,820)	(12,600)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(149,273)	(112,250)	(1,751)	-	(105,231)	(140,428)	(709)	(407)
Adjustments to maintain reserves	(113)	8	-	-	(222)	34	(17)	(5)

Net equity transactions	(178,986)	240,210	125,567	-	(2,531,519)	(5,000,598)	15,861	(6,932)

Net change in contract owners’ equity	(1,564,279)	865,344	82,727	-	(5,390,415)	(3,684,219)	13,900	(4,901)
Contract owners’ equity beginning of period	4,950,847	4,085,503	-	-	7,874,584	11,558,803	53,492	58,393

Contract owners’ equity end of period	$3,386,568	4,950,847	82,727	-	2,484,169	7,874,584	67,392	53,492

CHANGES IN UNITS:
Beginning units	352,600	335,238	-	-	340,330	606,490	4,884	5,542
Units purchased	-	30,107	7,978	-	13,440	6,578	2,727	5
Units redeemed	(13,389)	(12,745)	(139)	-	(166,227)	(272,738)	(1,229)	(663)

Ending units	339,211	352,600	7,839	-	187,543	340,330	6,382	4,884

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FGOP		FGOS		FMCS		FVSS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$37	-	1,076	(3,658)	577	7,036	79	90
Realized gain (loss) on investments	(3,124)	-	24,132	85,461	(307,742)	11,030	(1,903)	2,650
Change in unrealized gain (loss) on investments	(6,095)	-	(818,232)	211,574	(369,231)	52,561	(5,315)	(1,552)
Reinvested capital gains	-	-	-	-	254,083	112,067	372	2,619

Net increase (decrease) in contract owners’ equity resulting from operations	(9,182)	-	(793,024)	293,377	(422,313)	182,694	(6,767)	3,807

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	(1)	3,095	555,863	109,753	-	59
Transfers between funds	16,700	-	109,040	(101,663)	(1,479,589)	346,941	15,108	(25,407)
Surrenders (note 6)	-	-	(104,125)	(42,723)	(10,600)	-	(800)	-
Death benefits (note 4)	-	-	-	(31,622)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(238)	-	(54,921)	(55,261)	(26,828)	(23,371)	(173)	(89)
Adjustments to maintain reserves	(2)	-	(67)	37	(64)	(35)	(19)	(13)

Net equity transactions	16,460	-	(50,074)	(228,137)	(961,218)	433,288	14,116	(25,450)

Net change in contract owners’ equity	7,278	-	(843,098)	65,240	(1,383,531)	615,982	7,349	(21,643)
Contract owners’ equity beginning of period	-	-	1,462,472	1,397,232	1,841,903	1,225,921	1,106	22,749

Contract owners’ equity end of period	$7,278	-	619,374	1,462,472	458,372	1,841,903	8,455	1,106

CHANGES IN UNITS:
Beginning units	-	-	117,700	138,014	117,550	90,128	66	1,430
Units purchased	1,237	-	9,866	-	40,266	28,952	1,055	3
Units redeemed	(29)	-	(16,369)	(20,314)	(109,336)	(1,530)	(85)	(1,367)

Ending units	1,208	-	111,197	117,700	48,480	117,550	1,036	66

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TIF2		FTVSV2		GVMCE		WRGP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$8,201	61,630	1,493	771	23,416	20,368	-	-
Realized gain (loss) on investments	(132,977)	664,439	(268,314)	1,715	(559,531)	108,247	(4)	-
Change in unrealized gain (loss) on investments	(79,271)	(487,024)	30,651	(29,116)	(675,145)	(594,243)	(384)	-
Reinvested capital gains	37,221	152,105	16,803	13,697	5,489	556,933	13	-

Net increase (decrease) in contract owners’ equity resulting from operations	(166,826)	391,150	(219,367)	(12,933)	(1,205,771)	91,305	(375)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	751	1,248	86,786	18,126	(207)	1,966	-	-
Transfers between funds	(199,008)	(2,860,556)	203,542	110,061	(34,545)	15,614	1,352	-
Surrenders (note 6)	(112,329)	(30,762)	(1,200)	-	(278,595)	(71,205)	-	-
Death benefits (note 4)	-	-	-	-	-	(3,901)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,606)	(22,119)	(7,510)	(3,552)	(43,520)	(40,836)	(20)	-
Adjustments to maintain reserves	(70)	17	(14)	(18)	(1,095)	22	(7)	-

Net equity transactions	(316,262)	(2,912,172)	281,604	124,617	(357,962)	(98,340)	1,325	-

Net change in contract owners’ equity	(483,088)	(2,521,022)	62,237	111,684	(1,563,733)	(7,035)	950	-
Contract owners’ equity beginning of period	582,137	3,103,159	247,089	135,405	3,613,104	3,620,139	-	-

Contract owners’ equity end of period	$99,049	582,137	309,326	247,089	2,049,371	3,613,104	950	-

CHANGES IN UNITS:
Beginning units	25,692	157,718	19,156	10,222	169,352	174,678	-	-
Units purchased	1,402	468	19,318	9,198	3,300	13,289	99	-
Units redeemed	(19,744)	(132,494)	(2,583)	(264)	(19,675)	(18,615)	(2)	-

Ending units	7,350	25,692	35,891	19,156	152,977	169,352	97	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRRESP		JABS		JACAS		JAGTS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$54	(557)	7,870	10,182	(6,148)	(2,717)	(779)	432
Realized gain (loss) on investments	(765)	(176,525)	29,883	10,017	(1,168,345)	658,745	3,494	64,806
Change in unrealized gain (loss) on investments	(3,846)	-	(118,778)	27,254	(77,653)	56,030	(292,937)	42,794
Reinvested capital gains	184	-	38,240	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,373)	(177,082)	(42,785)	47,453	(1,252,146)	712,058	(290,222)	108,032

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	612	-	702	4,111	(4)	954
Transfers between funds	11,820	183,310	108,821	(8,936)	1,085,960	(600,431)	132,421	(119,869)
Surrenders (note 6)	-	-	(519,271)	(2,646)	(24,397)	(24,430)	(35,000)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(140)	(6,227)	(3,597)	(4,895)	(56,613)	(26,244)	(8,527)	(12,407)
Adjustments to maintain reserves	(5)	(1)	(56)	(7)	(46)	12	(22)	4

Net equity transactions	11,675	177,082	(413,491)	(16,484)	1,005,606	(646,982)	88,868	(131,318)

Net change in contract owners’ equity	7,302	-	(456,276)	30,969	(246,540)	65,076	(201,354)	(23,286)
Contract owners’ equity beginning of period	-	-	513,211	482,242	342,197	277,121	572,264	595,550

Contract owners’ equity end of period	$7,302	-	56,935	513,211	95,657	342,197	370,910	572,264

CHANGES IN UNITS:
Beginning units	-	-	32,062	33,144	27,102	29,924	111,074	140,322
Units purchased	932	398	6,744	97	3,913	2,326	29,101	202
Units redeemed	(15)	(398)	(34,558)	(1,179)	(17,381)	(5,148)	(11,362)	(29,450)

Ending units	917	-	4,248	32,062	13,634	27,102	128,813	111,074

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JAIGS		OGGO		AMTB		BNCAI

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$59,210	5,265	(3,666)	(3,379)	3,561	-	(3,763)	(4,772)
Realized gain (loss) on investments	222,114	76,079	(346,536)	64,495	(189)	-	(209,271)	29,346
Change in unrealized gain (loss) on investments	(2,174,352)	570,566	(755,339)	(61,293)	(10,500)	-	(531,368)	(261,516)
Reinvested capital gains	349,061	-	284,805	204,989	-	-	69,627	257,623

Net increase (decrease) in contract owners’ equity resulting from operations	(1,543,967)	651,910	(820,736)	204,812	(7,128)	-	(674,775)	20,681

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	75,771	87,650	(134)	-	-	-	760	-
Transfers between funds	(104,280)	164,257	256,085	240,023	102,898	-	(339,163)	1,430,638
Surrenders (note 6)	(80,988)	-	-	(8,750)	-	-	(116,552)	(64,210)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(36,888)	(31,788)	(16,483)	(14,236)	(1,292)	-	(36,732)	(44,692)
Adjustments to maintain reserves	(85)	(19)	(94)	39	(10)	-	(119)	46

Net equity transactions	(146,470)	220,100	239,374	217,076	101,596	-	(491,806)	1,321,782

Net change in contract owners’ equity	(1,690,437)	872,010	(581,362)	421,888	94,468	-	(1,166,581)	1,342,463
Contract owners’ equity beginning of period	3,025,451	2,153,441	1,667,238	1,245,350	-	-	2,062,921	720,458

Contract owners’ equity end of period	$1,335,014	3,025,451	1,085,876	1,667,238	94,468	-	896,340	2,062,921

CHANGES IN UNITS:
Beginning units	165,920	150,838	79,618	69,548	-	-	106,768	38,476
Units purchased	9,316	20,195	20,416	11,258	8,649	-	652	75,969
Units redeemed	(21,594)	(5,113)	(7,558)	(1,188)	(112)	-	(31,010)	(7,677)

Ending units	153,642	165,920	92,476	79,618	8,537	-	76,410	106,768

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	LOVMCV		MVRISC		HIBF		GEM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$445	73	(331)	-	199,250	140,440	11,053	3,543
Realized gain (loss) on investments	(5,938)	209	(1,981)	-	(224,491)	(2,701)	(1,510)	3,462
Change in unrealized gain (loss) on investments	(13,096)	(5,336)	(160,397)	-	(708,168)	(87,172)	(1,142,636)	166,697
Reinvested capital gains	1,749	4,915	-	-	-	-	252,869	63,561

Net increase (decrease) in contract owners’ equity resulting from operations	(16,840)	(139)	(162,709)	-	(733,409)	50,567	(880,224)	237,263

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(25)	-	-	-	222,412	103,748	(11)	50
Transfers between funds	15,918	37,075	527,491	-	445,607	157,326	111,073	851,667
Surrenders (note 6)	(6,198)	-	-	-	(241,725)	(3,476)	(600)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(405)	(275)	(5,314)	-	(40,466)	(25,058)	(17,564)	(6,970)
Adjustments to maintain reserves	(28)	24	(1)	-	(46)	(16)	(344)	776

Net equity transactions	9,262	36,824	522,176	-	385,782	232,524	92,554	845,523

Net change in contract owners’ equity	(7,578)	36,685	359,467	-	(347,627)	283,091	(787,670)	1,082,786
Contract owners’ equity beginning of period	36,685	-	-	-	2,038,962	1,755,871	1,428,357	345,571

Contract owners’ equity end of period	$29,107	36,685	359,467	-	1,691,335	2,038,962	640,687	1,428,357

CHANGES IN UNITS:
Beginning units	2,898	-	-	-	129,508	114,762	39,428	13,852
Units purchased	1,608	2,916	60,172	-	44,544	18,836	3,362	25,804
Units redeemed	(705)	(18)	(819)	-	(24,503)	(4,090)	(815)	(228)

Ending units	3,801	2,898	59,353	-	149,549	129,508	41,975	39,428

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVGU1		GIG		GEF		GVGF1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$318	100,635	3,933	691	1,838	485	7,508	35,438
Realized gain (loss) on investments	(2,076)	922,244	31,329	23,749	30,757	87,618	(452,410)	4,896
Change in unrealized gain (loss) on investments	(2,310)	(210)	(290,379)	47,878	(337,220)	(9,743)	208,666	(211,405)
Reinvested capital gains	220	172,007	53,700	37,852	73,011	-	-	160,193

Net increase (decrease) in contract owners’ equity resulting from operations	(3,848)	1,194,676	(201,417)	110,170	(231,614)	78,360	(236,236)	(10,878)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(1)	(1)	41	444	7,362	-	713
Transfers between funds	14,678	(1,084,187)	(69,610)	(14,144)	94,848	145,032	(828,392)	3,252
Surrenders (note 6)	(200)	-	(5,010)	-	(219,555)	(20,868)	(3,000)	(73,166)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(197)	(113,446)	(8,619)	(11,654)	(12,793)	(12,733)	(16,766)	(29,954)
Adjustments to maintain reserves	(43)	36	(25)	4	(15)	(2)	(46)	16

Net equity transactions	14,238	(1,197,598)	(83,265)	(25,753)	(137,071)	118,791	(848,204)	(99,139)

Net change in contract owners’ equity	10,390	(2,922)	(284,682)	84,417	(368,685)	197,151	(1,084,440)	(110,017)
Contract owners’ equity beginning of period	2,141	5,063	494,240	409,823	612,844	415,693	1,110,712	1,220,729

Contract owners’ equity end of period	$12,531	2,141	209,558	494,240	244,159	612,844	26,272	1,110,712

CHANGES IN UNITS:
Beginning units	88	250	29,472	30,994	32,612	26,456	57,414	62,280
Units purchased	748	4,966	1,037	3	5,453	8,175	137	201
Units redeemed	(66)	(5,128)	(7,286)	(1,525)	(14,663)	(2,019)	(55,017)	(5,067)

Ending units	770	88	23,223	29,472	23,402	32,612	2,534	57,414

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GBF		CAF		GVGH1		GVIX2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$194,160	160,026	9	(273)	(841)	(45)	112,965	57,573
Realized gain (loss) on investments	6,983	(364,837)	14,370	26,616	(568,128)	736	(1,194,278)	15,206
Change in unrealized gain (loss) on investments	147,808	461,225	(99,669)	23,540	(22,404)	45	(2,775,626)	(174,553)
Reinvested capital gains	-	-	-	-	172,498	835	10,208	11,160

Net increase (decrease) in contract owners’ equity resulting from operations	348,951	256,414	(85,290)	49,883	(418,875)	1,571	(3,846,731)	(90,614)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	46,477	26,650	-	(73)	51	50	(14,998)	1,113
Transfers between funds	2,134,774	95,896	(165,822)	99,682	555,437	2,757	(900,695)	8,680,730
Surrenders (note 6)	(1,038,432)	(5,414,360)	(53,778)	(31,077)	(8,600)	-	(13,861)	(552)
Death benefits (note 4)	-	(44,693)	-	-	-	-	(32,214)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(199,942)	(148,550)	(4,045)	(8,060)	(4,072)	(180)	(46,326)	(17,332)
Adjustments to maintain reserves	(120)	12	(12)	(7)	(40)	25	(159)	25

Net equity transactions	942,757	(5,485,045)	(223,657)	60,465	542,776	2,652	(1,008,253)	8,663,984

Net change in contract owners’ equity	1,291,708	(5,228,631)	(308,947)	110,348	123,901	4,223	(4,854,984)	8,573,370
Contract owners’ equity beginning of period	3,880,094	9,108,725	388,765	278,417	18,030	13,807	8,573,370	-

Contract owners’ equity end of period	$5,171,802	3,880,094	79,818	388,765	141,931	18,030	3,718,386	8,573,370

CHANGES IN UNITS:
Beginning units	235,958	600,106	46,608	39,802	1,180	1,020	847,102	-
Units purchased	132,627	7,321	688	12,901	12,256	170	182	848,957
Units redeemed	(75,899)	(371,469)	(31,645)	(6,095)	(984)	(10)	(200,204)	(1,855)

Ending units	292,686	235,958	15,651	46,608	12,452	1,180	647,080	847,102

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVIDA		GVIDC		GVIDM		GVDMA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$34	-	9,852	1,306	18,918	22,857	2,788	1,780
Realized gain (loss) on investments	(550)	-	(39,664)	(1)	(32,037)	29,043	(15,893)	11
Change in unrealized gain (loss) on investments	(715)	-	89	(419)	(236,826)	(11,785)	(44,058)	(5,913)
Reinvested capital gains	383	-	81	25	58,568	13,441	12,515	2,157

Net increase (decrease) in contract owners’ equity resulting from operations	(848)	-	(29,642)	911	(191,377)	53,556	(44,648)	(1,965)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	2,212	1,859	(3)	180
Transfers between funds	3,204	-	1,156,584	105,464	(175,398)	77,755	70,914	113,899
Surrenders (note 6)	(200)	-	(1,226,641)	-	(90,033)	(181,350)	(24,800)	-
Death benefits (note 4)	-	-	-	-	-	(9,344)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(32)	-	(3,213)	(77)	(25,274)	(21,757)	(1,387)	(457)
Adjustments to maintain reserves	(14)	-	(24)	16	(3,875)	14	(28)	(10)

Net equity transactions	2,958	-	(73,294)	105,403	(292,368)	(132,823)	44,696	113,612

Net change in contract owners’ equity	2,110	-	(102,936)	106,314	(483,745)	(79,267)	48	111,647
Contract owners’ equity beginning of period	-	-	107,298	984	947,960	1,027,227	112,663	1,016

Contract owners’ equity end of period	$2,110	-	4,362	107,298	464,215	947,960	112,711	112,663

CHANGES IN UNITS:
Beginning units	-	-	8,302	80	64,586	73,762	7,122	68
Units purchased	223	-	89,125	8,227	770	5,726	5,344	7,084
Units redeemed	(20)	-	(97,067)	(5)	(24,074)	(14,902)	(2,055)	(30)

Ending units	203	-	360	8,302	41,282	64,586	10,411	7,122

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVDMC		BF		SGRF		MCIF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$102	60	10,019	33,471	(384)	(1,167)	66,505	24,975
Realized gain (loss) on investments	(319)	(1)	(101,175)	328,707	467	16,840	(1,395,715)	51,705
Change in unrealized gain (loss) on investments	(564)	(27)	(56,242)	(286,448)	(91,772)	20,309	(1,937,561)	(92,074)
Reinvested capital gains	194	55	24,295	15,012	-	-	414,799	19,546

Net increase (decrease) in contract owners’ equity resulting from operations	(587)	87	(123,103)	90,742	(91,689)	35,982	(2,851,972)	4,152

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	585	23,002	1,449	6,255	(8,880)	3,298
Transfers between funds	3,051	1,087	(881,803)	(2,063,401)	(318,593)	84,095	6,128	6,508,603
Surrenders (note 6)	(400)	-	(378,060)	(46,269)	(16,175)	(42,678)	(698,654)	(982)
Death benefits (note 4)	-	-	-	-	-	-	(29,214)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(59)	(14)	(18,222)	(47,235)	(4,253)	(10,587)	(44,995)	(10,270)
Adjustments to maintain reserves	(30)	7	(44)	(3)	(38)	19	(143)	(10)

Net equity transactions	2,562	1,080	(1,277,544)	(2,133,906)	(337,610)	37,104	(775,758)	6,500,639

Net change in contract owners’ equity	1,975	1,167	(1,400,647)	(2,043,164)	(429,299)	73,086	(3,627,730)	6,504,791
Contract owners’ equity beginning of period	2,166	999	1,578,894	3,622,058	487,202	414,116	7,458,419	953,628

Contract owners’ equity end of period	$4,141	2,166	178,247	1,578,894	57,903	487,202	3,830,689	7,458,419

CHANGES IN UNITS:
Beginning units	156	76	122,702	293,764	32,438	29,982	411,856	48,662
Units purchased	235	81	312	2,476	617	6,182	29,597	365,531
Units redeemed	(39)	(1)	(104,362)	(173,538)	(25,883)	(3,726)	(104,041)	(2,337)

Ending units	352	156	18,652	122,702	7,172	32,438	337,412	411,856

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SAM		SAM5		SCGF		SCVF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$6,473	18,428	785,830	1,807,300	(1,276)	(2,362)	33,909	53,956
Realized gain (loss) on investments	-	-	-	-	(7,064)	127,072	(512,939)	2,872
Change in unrealized gain (loss) on investments	-	-	-	-	(341,266)	(37,537)	(957,633)	(1,243,708)
Reinvested capital gains	-	-	-	-	-	-	-	770,510

Net increase (decrease) in contract owners’ equity resulting from operations	6,473	18,428	785,830	1,807,300	(349,606)	87,173	(1,436,663)	(416,370)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	162,230	1,479,588	3,386	3,271	7,979	11,117
Transfers between funds	-	(225,026)	27,805,288	(5,043,968)	(152,952)	(302,669)	(679,471)	(419,639)
Surrenders (note 6)	(68,853)	-	(5,191,410)	(25,587,921)	(93,164)	(33,894)	(162,899)	(42,621)
Death benefits (note 4)	-	-	(116,166)	(56,333)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,167)	(5,335)	(830,189)	(922,313)	(10,974)	(18,290)	(125,992)	(146,890)
Adjustments to maintain reserves	(21)	(15)	62,172	(6)	(71)	(3)	(462)	(21)

Net equity transactions	(74,041)	(230,376)	21,891,925	(30,130,953)	(253,775)	(351,585)	(960,845)	(598,054)

Net change in contract owners’ equity	(67,568)	(211,948)	22,677,755	(28,323,653)	(603,381)	(264,412)	(2,397,508)	(1,014,424)
Contract owners’ equity beginning of period	408,540	620,488	36,762,621	65,086,274	872,728	1,137,140	5,217,811	6,232,235

Contract owners’ equity end of period	$340,972	408,540	59,440,376	36,762,621	269,347	872,728	2,820,303	5,217,811

CHANGES IN UNITS:
Beginning units	30,416	48,288	3,244,676	5,999,472	46,794	66,752	225,868	250,552
Units purchased	-	-	2,437,235	160,485	774	299	403	844
Units redeemed	(5,479)	(17,872)	(535,221)	(2,915,281)	(20,548)	(20,257)	(45,885)	(25,528)

Ending units	24,937	30,416	5,146,690	3,244,676	27,020	46,794	180,386	225,868

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SCF		TRF		GVUS1		GGTC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$28,128	(11,427)	9,015	29,534	33	339	(672)	(1,839)
Realized gain (loss) on investments	(1,896,535)	178,139	(22,870)	117,213	(356)	1,358	(27,906)	9,249
Change in unrealized gain (loss) on investments	(1,430,616)	(907,813)	(525,797)	(119,546)	(3,561)	-	(188,677)	62,193
Reinvested capital gains	1,001,038	862,665	139,565	280,890	-	8,730	40,439	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,297,985)	121,564	(400,087)	308,091	(3,884)	10,427	(176,816)	69,603

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	40,721	46,730	174,783	29,130	1	-	(1)	-
Transfers between funds	(608,148)	48,132	17,891	(100,521)	8,775	(9,712)	(6,234)	(3,319,815)
Surrenders (note 6)	(1,288,969)	(392,329)	(1,234)	-	-	-	(4,000)	-
Death benefits (note 4)	-	(32,323)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(133,499)	(145,551)	(16,608)	(34,371)	(116)	(716)	(5,986)	(23,290)
Adjustments to maintain reserves	(9,384)	-	(34)	(11)	(2)	1	(12)	11

Net equity transactions	(1,999,279)	(475,341)	174,798	(105,773)	8,658	(10,427)	(16,233)	(3,343,094)

Net change in contract owners’ equity	(4,297,264)	(353,777)	(225,289)	202,318	4,774	-	(193,049)	(3,273,491)
Contract owners’ equity beginning of period	6,737,043	7,090,820	803,427	601,109	-	-	367,483	3,640,974

Contract owners’ equity end of period	$2,439,779	6,737,043	578,138	803,427	4,774	-	174,434	367,483

CHANGES IN UNITS:
Beginning units	291,298	312,382	57,392	46,336	-	-	88,224	1,047,120
Units purchased	2,865	30,823	15,017	13,501	549	42	3,004	-
Units redeemed	(123,080)	(51,907)	(1,570)	(2,445)	(10)	(42)	(9,597)	(958,896)

Ending units	171,083	291,298	70,839	57,392	539	-	81,631	88,224

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVUG1		EIF		MSBF		AMTG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(40)	(164)	5,245	3,657	95,348	84,111	(195)	-
Realized gain (loss) on investments	4,451	956	(117,408)	3,272	(352,188)	(12,251)	(753)	-
Change in unrealized gain (loss) on investments	(17,044)	12,397	4,866	(36,568)	(148,918)	23,383	(72,024)	-
Reinvested capital gains	2,775	-	5,314	17,689	46,080	112	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,858)	13,189	(101,983)	(11,950)	(359,678)	95,355	(72,972)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	(7)	-	2,900	8,700	-	-
Transfers between funds	(11,815)	19,928	(131,608)	330,826	(1,105,462)	174,829	236,436	-
Surrenders (note 6)	-	-	(93,007)	(1,785)	(52,477)	(467,556)	-	-
Death benefits (note 4)	-	-	-	-	-	(9,501)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(279)	(504)	(4,541)	(2,568)	(34,546)	(30,585)	(2,702)	-
Adjustments to maintain reserves	(42)	28	(12)	(6)	(3,811)	3	(4)	-

Net equity transactions	(12,136)	19,452	(229,175)	326,467	(1,193,396)	(324,110)	233,730	-

Net change in contract owners’ equity	(21,994)	32,641	(331,158)	314,517	(1,553,074)	(228,755)	160,758	-
Contract owners’ equity beginning of period	76,852	44,211	390,612	76,095	2,230,873	2,459,628	-	-

Contract owners’ equity end of period	$54,858	76,852	59,454	390,612	677,799	2,230,873	160,758	-

CHANGES IN UNITS:
Beginning units	4,052	2,848	29,682	5,640	142,194	163,528	-	-
Units purchased	909	1,232	947	24,360	699	12,156	23,082	-
Units redeemed	(22)	(28)	(23,441)	(318)	(90,528)	(33,490)	(314)	-

Ending units	4,939	4,052	7,188	29,682	52,365	142,194	22,768	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMGP		AMCG		AMTP		AMFAS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$930	(102)	(2,187)	(3,654)	3,517	6,223	(63)	(45)
Realized gain (loss) on investments	5,788	633,978	186,542	75,020	(1,101,133)	11,989	(6,195)	484
Change in unrealized gain (loss) on investments	(144,624)	(563,065)	(659,850)	206,351	(8,917)	(37,342)	(4,563)	(2,133)
Reinvested capital gains	11,249	-	-	-	207,199	160,765	728	191

Net increase (decrease) in contract owners’ equity resulting from operations	(126,657)	70,811	(475,495)	277,717	(899,334)	141,635	(10,093)	(1,503)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	917	1,524	4	4,340	4,081	33,924	(9)	-
Transfers between funds	(53,875)	(19,113)	(487,491)	162,479	373,605	(289,633)	29,765	26,145
Surrenders (note 6)	-	(2,149,958)	(207,272)	(8,834)	(520,067)	(7,281)	(30,398)	(4,311)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,598)	(12,459)	(17,434)	(21,750)	(19,657)	(22,481)	(1,214)	(382)
Adjustments to maintain reserves	(31)	(30)	(36)	(15)	(57)	(16)	(28)	(26)

Net equity transactions	(59,587)	(2,180,036)	(712,229)	136,220	(162,095)	(285,487)	(1,884)	21,426

Net change in contract owners’ equity	(186,244)	(2,109,225)	(1,187,724)	413,937	(1,061,429)	(143,852)	(11,977)	19,923
Contract owners’ equity beginning of period	382,491	2,491,716	1,658,923	1,244,986	1,604,968	1,748,820	24,753	4,830

Contract owners’ equity end of period	$196,247	382,491	471,199	1,658,923	543,539	1,604,968	12,776	24,753

CHANGES IN UNITS:
Beginning units	24,678	169,448	83,106	76,228	94,644	112,472	1,636	320
Units purchased	1,024	98	656	8,562	18,930	2,058	2,165	1,617
Units redeemed	(5,475)	(144,868)	(41,975)	(1,684)	(46,079)	(19,886)	(2,403)	(301)

Ending units	20,227	24,678	41,787	83,106	67,495	94,644	1,398	1,636

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVMS		OVGR		OVB		OVGS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$21,139	21,993	(3,527)	(1,723)	40,676	50,539	25,980	22,437
Realized gain (loss) on investments	(118,755)	6,350	20,311	1,583,707	(74,467)	567	(259,103)	376,235
Change in unrealized gain (loss) on investments	(160,985)	(70,386)	(2,065,190)	(878,960)	(142,005)	(8,346)	(1,036,826)	(262,463)
Reinvested capital gains	54,613	76,456	-	-	-	-	137,855	113,362

Net increase (decrease) in contract owners’ equity resulting from operations	(203,988)	34,413	(2,048,406)	703,024	(175,796)	42,760	(1,132,094)	249,571

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	1,357	6,864	-	-	(145)	1,577
Transfers between funds	(482,209)	-	312,147	11,614	(603,086)	-	520,848	(261,054)
Surrenders (note 6)	-	(59,713)	(121,392)	(5,659,870)	-	(65,062)	(5,719)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(19,294)	(25,272)	(70,979)	(81,047)	(22,228)	(27,239)	(22,593)	(30,651)
Adjustments to maintain reserves	(35)	(12)	(136)	3	(129)	(3)	(91)	14

Net equity transactions	(501,538)	(84,997)	120,997	(5,722,436)	(625,443)	(92,304)	492,300	(290,114)

Net change in contract owners’ equity	(705,526)	(50,584)	(1,927,409)	(5,019,412)	(801,239)	(49,544)	(639,794)	(40,543)
Contract owners’ equity beginning of period	954,723	1,005,307	4,387,848	9,407,260	1,056,842	1,106,386	2,438,288	2,478,831

Contract owners’ equity end of period	$249,197	954,723	2,460,439	4,387,848	255,603	1,056,842	1,798,494	2,438,288

CHANGES IN UNITS:
Beginning units	63,874	69,630	256,650	655,982	72,602	79,144	155,098	167,220
Units purchased	-	-	21,490	1,606	-	-	38,913	580
Units redeemed	(34,307)	(5,756)	(13,330)	(400,938)	(43,721)	(6,542)	(2,264)	(12,702)

Ending units	29,567	63,874	264,810	256,650	28,881	72,602	191,747	155,098

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVGI		OVAG		PMVAAA		PMVLDA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$2,815	1,190	(1,512)	(2,665)	18,105	226,430	73,968	88,602
Realized gain (loss) on investments	3,320	5,370	(54,767)	1,903,907	(85,571)	9,663	(80,815)	(157)
Change in unrealized gain (loss) on investments	(72,578)	549	(311,434)	(1,739,307)	(68,857)	2,893	(84,885)	27,852
Reinvested capital gains	13,649	-	-	-	102	-	21,390	-

Net increase (decrease) in contract owners’ equity resulting from operations	(52,794)	7,109	(367,713)	161,935	(136,221)	238,986	(70,342)	116,297

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(4)	67	1,816	4,276	-	5,937	1,334	918
Transfers between funds	56,081	7,011	289,546	(388,906)	(3,002,652)	103,653	234,810	(892,359)
Surrenders (note 6)	(73,348)	(7,647)	(288,669)	(5,759,770)	(5,800)	-	(287,424)	(285,868)
Death benefits (note 4)	-	-	-	-	-	-	-	(14,005)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,615)	(2,588)	(14,423)	(21,957)	(45,471)	(81,227)	(35,929)	(30,721)
Adjustments to maintain reserves	(25)	14	(51)	(2)	(34)	16	(8,273)	604

Net equity transactions	(19,911)	(3,143)	(11,781)	(6,166,359)	(3,053,957)	28,379	(95,482)	(1,221,431)

Net change in contract owners’ equity	(72,705)	3,966	(379,494)	(6,004,424)	(3,190,178)	267,365	(165,824)	(1,105,134)
Contract owners’ equity beginning of period	158,796	154,830	717,373	6,721,797	3,220,738	2,953,373	1,466,502	2,571,636

Contract owners’ equity end of period	$86,091	158,796	337,879	717,373	30,560	3,220,738	1,300,678	1,466,502

CHANGES IN UNITS:
Beginning units	12,692	12,890	50,576	518,166	240,382	238,184	124,038	232,964
Units purchased	5,315	647	20,829	299	230	8,519	35,890	259
Units redeemed	(6,796)	(845)	(24,519)	(467,889)	(237,895)	(6,321)	(49,141)	(109,185)

Ending units	11,211	12,692	46,886	50,576	2,717	240,382	110,787	124,038

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	PMVRRA		PMVTRA		PIHYB1		ROCMC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$216,585	213,568	539,288	454,013	3,671	9,328	57,362	52,557
Realized gain (loss) on investments	(409,265)	(112,712)	142,870	39,862	(4,452)	375	(247,926)	920,602
Change in unrealized gain (loss) on investments	(200,478)	346,126	(442,842)	373,215	(6,934)	358	(1,390,916)	(1,023,350)
Reinvested capital gains	4,534	11,719	220,736	-	9	171	269,577	381,312

Net increase (decrease) in contract owners’ equity resulting from operations	(388,624)	458,701	460,052	867,090	(7,706)	10,232	(1,311,903)	331,121

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	31,146	38,120	14,016	11,143	-	-	71,796	15,139
Transfers between funds	(1,678,716)	(100,426)	3,492,699	(3,420,453)	(163,866)	(8,232)	(1,125,465)	(1,046,191)
Surrenders (note 6)	(7,000)	-	(2,651,567)	(57,192)	(400)	-	(459,313)	(363,359)
Death benefits (note 4)	-	-	(41,260)	-	-	-	-	(13,256)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(98,975)	(53,715)	(113,981)	(88,667)	(647)	(1,435)	(70,726)	(86,789)
Adjustments to maintain reserves	1	764	(5,703)	1,208	(71)	(36)	(7,345)	(54)

Net equity transactions	(1,753,544)	(115,257)	694,204	(3,553,961)	(164,984)	(9,703)	(1,591,053)	(1,494,510)

Net change in contract owners’ equity	(2,142,168)	343,444	1,154,256	(2,686,871)	(172,690)	529	(2,902,956)	(1,163,389)
Contract owners’ equity beginning of period	5,161,291	4,817,847	10,880,578	13,567,449	182,087	181,558	4,513,238	5,676,627

Contract owners’ equity end of period	$3,019,123	5,161,291	12,034,834	10,880,578	9,397	182,087	1,610,282	4,513,238

CHANGES IN UNITS:
Beginning units	373,918	385,224	835,566	1,130,768	10,584	11,150	189,470	247,052
Units purchased	31,605	2,758	261,764	65,524	714	-	4,805	42,816
Units redeemed	(169,683)	(14,064)	(213,078)	(360,726)	(10,450)	(566)	(74,817)	(100,398)

Ending units	235,840	373,918	884,252	835,566	848	10,584	119,458	189,470

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TREI2		TRMCG2		TRNAG1		TRPSB1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$71,608	69,782	(4,998)	(7,409)	(5,576)	(4,758)	4,614	-
Realized gain (loss) on investments	(460,040)	298,306	(324,032)	75,796	(281,054)	36,959	(52,727)	-
Change in unrealized gain (loss) on investments	(1,370,091)	(565,353)	(601,010)	32,724	(735,553)	(42,433)	-	-
Reinvested capital gains	135,560	329,086	86,013	327,521	92,401	245,921	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,622,963)	131,821	(844,027)	428,632	(929,782)	235,689	(48,113)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	992	2,909	(1,075)	2,749	6,310	3,019	-	-
Transfers between funds	(787,420)	(488,616)	(788,085)	304,471	(42,459)	1,977,127	842,967	-
Surrenders (note 6)	(562,276)	(223,762)	(292,202)	(453,729)	(255,870)	(86,561)	(793,187)	-
Death benefits (note 4)	-	(9,942)	-	(18,672)	-	(4,489)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(65,169)	(69,146)	(65,595)	(63,613)	(52,803)	(42,925)	(1,668)	-
Adjustments to maintain reserves	(5,859)	(15)	(12,661)	(30)	(1,630)	30	1	-

Net equity transactions	(1,419,732)	(788,572)	(1,159,618)	(228,824)	(346,452)	1,846,201	48,113	-

Net change in contract owners’ equity	(3,042,695)	(656,751)	(2,003,645)	199,808	(1,276,234)	2,081,890	-	-
Contract owners’ equity beginning of period	5,454,285	6,111,036	3,086,910	2,887,102	2,508,962	427,072	-	-

Contract owners’ equity end of period	$2,411,590	5,454,285	1,083,265	3,086,910	1,232,728	2,508,962	-	-

CHANGES IN UNITS:
Beginning units	300,042	345,376	131,094	143,370	183,366	35,424	-	-
Units purchased	187	24,717	43	28,906	961	158,310	85,693	-
Units redeemed	(91,562)	(70,051)	(54,355)	(41,182)	(38,081)	(10,368)	(85,693)	-

Ending units	208,667	300,042	76,782	131,094	146,246	183,366	-	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DSRG		VWBF		VWEM		VWHA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$420	(223)	(451)	-	(6,524)	8,289	(4,131)	(3,936)
Realized gain (loss) on investments	(5,163)	(101,885)	(756)	-	(2,292,295)	(57,165)	(1,057,976)	(283,639)
Change in unrealized gain (loss) on investments	(33,012)	(2,934)	2,121	-	(1,621,501)	(373,547)	(443,497)	354,674
Reinvested capital gains	-	-	-	-	1,221,527	671,525	94,011	50,886

Net increase (decrease) in contract owners’ equity resulting from operations	(37,755)	(105,042)	914	-	(2,698,793)	249,102	(1,411,593)	117,985

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	46	-	-	50	12,710	839	-
Transfers between funds	(106)	125,547	502,102	-	523,891	1,401,429	1,165,894	(6,607,344)
Surrenders (note 6)	(3,801)	(3,676)	-	-	(232,168)	(54,025)	(5,400)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,818)	(8,915)	(6,057)	-	(58,167)	(74,461)	(51,635)	(65,717)
Adjustments to maintain reserves	(16)	(3)	(9)	-	(105)	(8)	(166)	(29)

Net equity transactions	(5,741)	112,999	496,036	-	233,501	1,285,645	1,109,532	(6,673,090)

Net change in contract owners’ equity	(43,496)	7,957	496,950	-	(2,465,292)	1,534,747	(302,061)	(6,555,105)
Contract owners’ equity beginning of period	113,235	105,278	-	-	3,489,189	1,954,442	664,326	7,219,431

Contract owners’ equity end of period	$69,739	113,235	496,950	-	1,023,897	3,489,189	362,265	664,326

CHANGES IN UNITS:
Beginning units	9,990	9,986	-	-	103,264	79,400	17,132	269,944
Units purchased	466	1,184	29,691	-	1,351	28,570	2,623	-
Units redeemed	(1,050)	(1,180)	(375)	-	(18,363)	(4,706)	(2,371)	(252,812)

Ending units	9,406	9,990	29,316	-	86,252	103,264	17,384	17,132

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MSEM		MSVMG		MSVRE		SVDF		SVOF

	2008	2007	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$13,934	9,193	1,252	(883)	44,286	28,638	(60)	(71)	$14,656	3,939
Realized gain (loss) on investments	(13,752)	(826)	(10,770)	3,793	(1,194,967)	389,573	2,236	693	(122,288)	27,142
Change in unrealized gain (loss) on investments	(32,112)	455	(193,335)	49,883	7,747	(1,214,331)	(14,096)	4,929	(509,234)	(113,085)
Reinvested capital gains	8,410	4,135	61,179	16,890	543,589	291,353	-	-	199,114	163,960

Net increase (decrease) in contract owners’ equity resulting from operations	(23,520)	12,957	(141,674)	69,683	(599,345)	(504,767)	(11,920)	5,551	(417,752)	81,956

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(3)	-	-	-	40,760	26,062	-	-	165	-
Transfers between funds	(27,249)	240,821	(77,305)	(22,169)	(467,717)	(1,233,316)	(4,484)	-	(193,625)	(3,845)
Surrenders (note 6)	(173,848)	(19,637)	(1,200)	-	(418,739)	(177,582)	-	(1,641)	(1,200)	(112,901)
Death benefits (note 4)	-	-	-	-	-	(10,339)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,665)	(4,433)	(6,138)	(9,149)	(76,393)	(81,321)	(793)	(728)	(13,589)	(14,196)
Adjustments to maintain reserves	(41)	8	(22)	4	(129)	(3)	(27)	(5)	(32)	(20)

Net equity transactions	(206,806)	216,759	(84,665)	(31,314)	(922,218)	(1,476,499)	(5,304)	(2,374)	(208,281)	(130,962)

Net change in contract owners’ equity	(230,326)	229,716	(226,339)	38,369	(1,521,563)	(1,981,266)	(17,224)	3,177	(626,033)	(49,006)
Contract owners’ equity beginning of period	351,294	121,578	368,445	330,076	2,231,968	4,213,234	29,862	26,685	1,148,575	1,197,581

Contract owners’ equity end of period	$120,968	351,294	142,106	368,445	710,405	2,231,968	12,638	29,862	$522,542	1,148,575

CHANGES IN UNITS:
Beginning units	16,418	6,038	32,696	35,840	79,550	124,206	1,284	1,400	80,446	89,218
Units purchased	737	11,563	1,235	-	4,669	1,136	-	-	2,873	-
Units redeemed	(10,489)	(1,183)	(10,183)	(3,144)	(43,343)	(45,792)	(305)	(116)	(22,069)	(8,772)

Ending units	6,666	16,418	23,748	32,696	40,876	79,550	979	1,284	61,250	80,446

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF - Basic Value Fund - Series I (AVBVI)

AIM VIF - Capital Development Fund - Series I (AVCDI)

AIM VIF - International Growth Fund - Series I (AVIE)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS - Growth and Income Portfolio - Class A (ALVGIA)

AllianceBernstein VPS - International Value Portfolio - Class A (ALVIVA)

AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class A (ALVSVA)*

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP - Balanced Fund - Class I (ACVB)

American Century VP - Capital Appreciation Fund - Class I (ACVCA)

American Century VP - Income & Growth Fund - Class I (ACVIG)

American Century VP - International Fund - Class I (ACVI)

American Century VP - Mid Cap Value Fund - Class I (ACVMV1)*

American Century VP - Ultra(R) Fund - Class I (ACVU1)

American Century VP - Value Fund - Class I (ACVV)

American Century VP - Vista(SM) Fund - Class I (ACVVS1)

Portfolios of the American Funds Insurance Series(R) (American Funds IS);

American Funds IS - Asset Allocation Fund - Class 2 (AMVAA2)*

American Funds IS - Bond Fund - Class 2 (AMVBD2)*

BlackRock International Index V.I. Fund - Class II (MLVIX2)*

BlackRock Large Cap Core V.I. Fund - Class II (MLVLC2)

Calvert Variable Series Inc. - Social Equity Portfolio (CVSSE)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust - Global Small Cap Portfolio (WVCP)

Credit Suisse Trust - International Focus Portfolio (WIEP)

Credit Suisse Trust - Large Cap Value Portfolio (WGIP)

Credit Suisse Trust - Small Cap Core I Portfolio (WSCP)

Davis Variable Account Fund, Inc. - Davis Value Portfolio (DAVVL)*

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP - European Equity Portfolio (DVEE)*

Dreyfus IP - Mid Cap Stock Portfolio - Initial Class (DVMCS)

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)

Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)

Dreyfus VIF - Growth and Income Portfolio - Initial Class (DGI)

Dreyfus VIF - International Value Portfolio - Initial Class (DVIV)

Portfolios of the DWS Variable Series II Funds;

DWS Variable Series II - Dreman High Return Equity VIP - Class B (SVSHEB)

DWS Variable Series II - Dreman Small Mid Cap Value VIP - Class B (SVSSVB)*

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS - Quality Bond Fund II - Primary Class (FQB)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)

Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)

Fidelity(R) VIP - Freedom 2015 Portfolio - Service Class (FF15S)*

Fidelity(R) VIP - Freedom 2025 Portfolio - Service Class (FF25S)*

Fidelity(R) VIP - Growth Portfolio - Initial Class (FGP)

Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)

Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)

Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)

Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)

Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);

Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FAMP)

Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FCP)

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)

Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);

Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FGOP)

Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund IV (Fidelity(R) VIP IV);

Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)*

Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)*

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)

Franklin Templeton VIP - Global Income Securities Fund - Class 2 (FTVGI2)*

Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)

Goldman Sachs Mid Cap Value Fund - Class A (GSMCE)*

Portfolios of the Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT);

Goldman Sachs VIT - Mid Cap Value Fund (GVMCE)

Portfolios of the Ivy Fund Variable Insurance Portfolio, Inc. (Ivy Fund VIP,Inc.) (formerly W&R Target Funds, Inc.);

Ivy Fund VIP, Inc. - Asset Strategy (WRASP)*

Ivy Fund VIP, Inc. - Growth (WRGP)

Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)

Ivy Fund VIP, Inc. - Science and Technology (WRSTP)*

Portfolios of the Janus Aspen Series;

Janus Aspen Series - Balanced Portfolio - Service Class (JABS)

Janus Aspen Series - Forty Portfolio - Service Class (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)

Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)

Portfolios of the JPMorgan Insurance Trust;

JPMorgan Insurance Trust - Diversified Mid Cap Growth Portfolio 1 (OGGO)

JPMorgan Insurance Trust - Diversified Mid Cap Value Portfolio 1 (OGMVP)*

Portfolios of the Legg Mason Partners Variable Equity Trust (Legg Mason Partners VET);

Legg Mason Partners VET - Small Cap Growth Portfolio - Class I (SBVSG)*

Portfolios of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)

Portfolios of the Lincoln Variable Insurance Products Trust (Lincoln VIP);

Lincoln VIP - Baron Growth Opportunities Funds - Service Class (BNCAI)

Lord Abbett Series Fund, Inc. - Mid Cap Value Portfolio - Class VC (LOVMCV)

Portfolios of the MFS(R) Variable Insurance Trust (MFS(R) VIT);

MFS(R) VIT - Research International Series - Service Class (MVRISC)

MFS(R) VIT - Value Series - Service Class (MVFSC)*

Nationwide GVIT Strategic Value Fund - Class I (SVF)*

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)

Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)

Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)

Nationwide VIT - Gartmore International Equity Fund - Class I (GIG) (formerly Gartmore International Growth

    Fund - Class I)

Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (GEF)

Nationwide VIT - Global Financial Services Fund - Class I (GVGF1)

Nationwide VIT - Government Bond Fund - Class I (GBF)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT - Growth Fund - Class I (CAF)

Nationwide VIT - Health Sciences Fund - Class I (GVGH1) (formerly Global Health Sciences Fund - Class I)

Nationwide VIT - International Index Fund - Class II (GVIX2)

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)

Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)

Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)

Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)

Nationwide VIT - Money Market Fund - Class I (SAM)

Nationwide VIT - Money Market Fund - Class V (SAM5)

Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)*

Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)*

Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)*

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)

Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)

Nationwide VIT - Nationwide Fund - Class I (TRF)

Nationwide VIT - Nationwide Leaders Fund - Class I (GVUS1)

Nationwide VIT - Short Term Bond Fund - Class I (NVSTB1)*

Nationwide VIT - Technology and Communications Fund - Class I (GGTC) (formerly Global Technology and

    Communications Fund - Class I)

Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)

Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)

Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT - Growth Portfolio - Class I (AMTG)

Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)

Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)

Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)

Neuberger Berman AMT - Regency Portfolio - Class I (AMRI)*

Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS) (formerly Fasciano

    Portfolio - Class S)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF - Balanced Fund - Non-Service Class (OVMS)

Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)

Oppenheimer VAF - Core Bond Fund - Non-Service Class (OVB)

Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)

Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)

Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)

PIMCO Total Return Fund - Administrative Class (PMTRAD)*

Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);

PIMCO VIT - All Asset Portfolio - Administrative Class (PMVAAA)

PIMCO VIT - Foreign Bond Portfolio (unhedged) - Administrative Class (PMVFBA)*

PIMCO VIT - Low Duration Portfolio - Administrative Class (PMVLDA)

PIMCO VIT - Real Return Portfolio - Administrative Class (PMVRRA)

PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)

Portfolios of the Pioneer Variable Contracts Trust (Pioneer VCT);

Pioneer VCT - Pioneer Emerging Markets Portfolio - Class I (PIVEMI)*

Pioneer VCT - Pioneer High Yield Portfolio - Class I (PIHYB1)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT - Small Cap Value Fund - Class IB (PVTSCB)*

Royce Capital Fund - Micro Cap Portfolio (ROCMC)

Strong Variable Insurance Funds, Inc. - Strong International Stock Fund II (SVIF)*

Portfolios of T. Rowe Price;

T. Rowe Price Equity Income Portfolio - II (TREI2)

T. Rowe Price Mid Cap Growth Portfolio - II (TRMCG2)

T. Rowe Price New America Growth Portfolio (TRNAG1)

T. Rowe Price Personal Strategy Balanced Portfolio (TRPSB1)*

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

Portfolios of The Universal Institutional Funds, Inc.(The Universal IF, Inc.);

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

The Universal IF, Inc. - Capital Growth Portfolio - Class I (MSVEG) (formerly Van Kampen UIF - Equity Growth Portfolio - Class I)*

Turner GVIT Growth Focus Fund - Class I (TGF)*

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust - Bond Fund - Initial Class (VWBF)

Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)

Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)

Van Kampen UIF - Global Real Estate Portfolio - Class II (VKVGR2)*

Van Kampen UIF - Mid Cap Growth Portfolio- Class I (MSVMG)

Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)

Portfolios of the Wells Fargo Advantage Variable Trust Funds(SM) (Wells Fargo AVT);

Wells Fargo AVT - Discovery Fund(SM) (SVDF)

Wells Fargo AVT - Opportunity Fund(SM) (SVOF)

Wells Fargo AVT - Small Cap Growth Fund (WFVSCG)*

*	At December 31, 2008, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

(f) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Policy Charges

(a) Deductions from Premium

The Company deducts a charge to cover the payment of premium taxes and some sale expenses not to exceed the following percentages of each premium received:

•	For policies with applications signed on or after January 3, 2006, 8.5% (reduced to 5.5% at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•

For policies issued on and after September 9, 2002 with applications signed before January 3, 2006, 9.0% (reduced to 5.5% at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•	For policies issued prior to September 9, 2002, 9% (reduced to 3.5% at the beginning of the eighth policy year).

The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners. For the periods ended December 31, 2008 and 2007, total front-end sales charge deductions were $139,801 and $171,565, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. This expense is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years (not to exceed $10.00 per month).

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For corporate flexible premium contracts, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value.

On a current basis, this charge varies based on when the policy was issued and reduces based on how long the policy has been in force for most issues:

•	For policies with applications signed on or after January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

•	For policies with applications signed before January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

A reduced fee tier rate for corporate flexible premium contracts may apply as either 0.10%, 0.20% or 0.25% for all policy years. These charges are assessed through a reduction in the unit value. The Company may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to the Company. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s non-loaned sub-account cash value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary, or when the loan is repaid or a new loan is effective. The interest rate is guaranteed not to exceed 3.75%. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2008 and 2007, total transfers into the Account from the fixed account were $0 and $0, respectively, and total transfers from the Account to the fixed account were $0 and $0, respectively.

(7) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Assets Investments	0	$166,517,972	0	$166,517,972

Accounts Payable of $13,581 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2008.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

AIM VIF - Basic Value Fund - Series I (AVBVI)
2008	0.25%	438	$8.437654	$3,696	1.73%	-51.89%
2007	0.25%	128	17.537474	2,245	0.15%	1.29%
2007	0.40%	6	17.397964	104	0.15%	1.14%
2006	0.25%	1,056	17.314284	18,284	0.50%	12.92%
2006	0.40%	92	17.202471	1,583	0.50%	12.75%
2005	0.25%	536	15.332927	8,218	0.11%	5.47%
2005	0.40%	184	15.256716	2,807	0.11%	5.32%
2004	0.25%	312	14.537319	4,536	0.00%	10.79%
2004	0.40%	162	14.486704	2,347	0.00%	10.63%
AIM VIF - Capital Development Fund - Series I (AVCDI)
2008	0.25%	130	11.334726	1,474	0.00%	-47.16%
AIM VIF - International Growth Fund - Series I (AVIE)
2008	0.25%	331	12.205427	4,040	0.50%	-40.53%
2007	0.25%	364	20.523294	7,470	0.94%	14.43%
AllianceBernstein VPS - Growth and Income Portfolio - Class A (ALVGIA)
2008	0.25%	4,857	11.190516	54,352	5.73%	-40.75%
2008	0.40%	60	11.084829	665	5.73%	-40.84%
2007	0.25%	3,674	18.887703	69,393	1.09%	4.85%
2007	0.40%	200	18.737498	3,747	1.09%	4.70%
2006	0.20%	38,296	18.052215	691,328	0.80%	17.05%
2006	0.25%	15,212	18.013258	274,018	0.80%	16.99%
2006	0.40%	900	17.896979	16,107	0.80%	16.82%
2005	0.25%	7,626	15.396687	117,415	1.19%	4.61%
2005	0.40%	976	15.320186	14,953	1.19%	4.45%
2004	0.20%	47,746	14.735953	703,583	0.93%	11.24%
2004	0.25%	18,980	14.718823	279,363	0.93%	11.18%
2004	0.40%	550	14.667608	8,067	0.93%	11.02%
AllianceBernstein VPS - International Value Portfolio - Class A (ALVIVA)
2008	0.20%	642,526	5.589904	3,591,659	1.10%	-53.28%
2008	0.25%	416,942	5.582435	2,327,552	1.10%	-53.30%
2007	0.20%	708,552	11.964050	8,477,152	0.23%	5.63%
2007	0.25%	283,142	11.954073	3,384,700	0.23%	5.57%
2007	0.40%	322	11.924192	3,840	0.23%	5.42%
2006	0.25%	39,832	11.322832	451,011	0.00%	13.23%	5/1/2006
American Century VP - Balanced Fund - Class I (ACVB)
2008	0.25%	19,854	10.965207	217,703	0.00%	-20.53%
2005	0.25%	5,834	12.055445	70,331	2.08%	4.67%
2004	0.25%	37,018	11.517200	426,344	1.14%	9.50%
American Century VP - Capital Appreciation Fund - Class I (ACVCA)
2008	0.25%	23,619	13.021193	307,548	0.00%	-46.32%
2007	0.25%	92,114	24.256151	2,234,331	0.00%	45.44%
2006	0.25%	100,414	16.678077	1,674,712	0.00%	16.93%
2005	0.25%	114,984	14.263618	1,640,088	0.00%	21.76%
2004	0.25%	103,872	11.714626	1,216,822	0.00%	7.32%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

American Century VP - Income & Growth Fund - Class I (ACVIG)
2008	0.25%	48,311	$9.702293	$468,727	2.24%	-34.75%
2007	0.25%	125,202	14.869331	1,861,670	1.36%	-0.32%
2006	0.10%	400,054	13.528072	5,411,959	1.75%	16.97%
2006	0.25%	367,398	14.916778	5,480,394	1.75%	16.80%
2005	0.10%	405,768	11.565387	4,692,864	1.95%	4.53%
2005	0.25%	422,988	12.771709	5,402,280	1.95%	4.37%
2005	0.40%	1,968	12.625722	24,847	1.95%	4.21%
2004	0.10%	411,278	11.064552	4,550,607	1.42%	12.88%
2004	0.25%	420,484	12.236925	5,145,431	1.42%	12.71%
2004	0.40%	3,126	12.115153	37,872	1.42%	12.54%
American Century VP - International Fund - Class I (ACVI)
2008	0.25%	157,354	9.685258	1,524,014	0.88%	-44.96%
2008	0.40%	8	9.531494	76	0.88%	-45.04%
2007	0.25%	230,188	17.597111	4,050,644	0.59%	17.76%
2007	0.40%	112	17.343787	1,943	0.59%	17.58%
2006	0.10%	95,056	15.094317	1,434,805	2.00%	24.90%
2006	0.25%	235,638	14.943177	3,521,180	2.00%	24.71%
2006	0.40%	976	14.750278	14,396	2.00%	24.53%
2005	0.10%	96,452	12.085047	1,165,627	1.15%	13.14%
2005	0.20%	268,142	10.026374	2,688,492	1.15%	13.03%
2005	0.25%	251,530	11.981952	3,013,820	1.15%	12.97%
2005	0.40%	4,176	11.844974	49,465	1.15%	12.80%
2004	0.10%	97,792	10.681395	1,044,555	0.49%	14.81%
2004	0.20%	238,398	8.870661	2,114,748	0.49%	14.69%
2004	0.25%	364,388	10.606131	3,864,747	0.49%	14.64%
2004	0.40%	5,644	10.500552	59,265	0.49%	14.47%
American Century VP - Ultra(R) Fund - Class I (ACVU1)
2008	0.25%	28,954	7.647567	221,428	0.00%	-41.63%
2007	0.25%	25,856	13.101110	338,742	0.00%	20.71%
2007	0.40%	10	12.990210	130	0.00%	20.53%
2006	0.25%	44,246	10.853176	480,210	0.00%	-3.52%
2006	0.40%	674	10.777532	7,264	0.00%	-3.66%
2005	0.25%	76,974	11.248731	865,860	0.00%	1.91%
2005	0.40%	2,320	11.187064	25,954	0.00%	1.76%
2004	0.25%	1,144	11.037791	12,627	0.00%	10.40%
2004	0.40%	360	10.993709	3,958	0.00%	10.23%
American Century VP - Value Fund - Class I (ACVV)
2008	0.25%	40,598	13.489390	547,642	3.61%	-26.96%
2007	0.25%	103,354	18.468246	1,908,767	1.56%	-5.38%
2006	0.25%	107,824	19.517566	2,104,462	2.56%	18.36%
2006	0.40%	1,596	18.608964	29,700	0.00%	15.06%
2005	0.25%	273,906	16.490347	4,516,805	0.91%	4.77%
2005	0.40%	2,658	16.172933	42,988	0.00%	2.95%
2004	0.25%	310,922	15.739280	4,893,688	1.05%	14.05%
2004	0.40%	378	15.709055	5,938	0.00%	25.14%
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
2008	0.25%	3,225	8.891784	28,676	0.00%	-48.75%
2007	0.25%	64	17.350253	1,110	0.00%	39.42%
BlackRock Large Cap Core V.I. Fund - Class II (MLVLC2)
2008	0.25%	2,858	8.710851	24,896	0.17%	-38.99%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

Calvert Variable Series Inc. - Social Equity Portfolio (CVSSE)
2008	0.25%	870	$10.779017	$9,378	0.00%	-35.95%
2007	0.25%	516	16.829986	8,684	0.00%	9.71%
2006	0.25%	454	15.339931	6,964	0.00%	9.78%
2005	0.25%	288	13.973029	4,024	0.06%	4.28%
Credit Suisse Trust - Global Small Cap Portfolio (WVCP)
2008	0.25%	47,447	6.456612	306,347	2.39%	-46.89%
2007	0.25%	26,758	12.155952	325,269	0.00%	-4.20%
2006	0.25%	28,502	12.688555	361,649	0.00%	12.92%
2005	0.25%	22,414	11.236495	251,855	0.00%	15.85%
2004	0.25%	23,348	9.698794	226,447	0.00%	17.69%
Credit Suisse Trust - International Focus Portfolio (WIEP)
2008	0.25%	15,749	8.993222	141,634	2.89%	-41.18%
2007	0.25%	4,246	15.289838	64,921	1.13%	16.30%
2006	0.25%	4,214	13.146533	55,399	1.15%	18.36%
2005	0.25%	3,828	11.107445	42,519	0.98%	17.15%
2004	0.25%	3,020	9.481681	28,635	0.65%	14.46%
Credit Suisse Trust - Large Cap Value Portfolio (WGIP)
2008	0.25%	4,864	10.186075	49,545	3.11%	-36.35%
2007	0.25%	4,712	16.002005	75,401	1.21%	1.53%
2006	0.25%	10,300	15.760746	162,336	0.91%	19.05%
2005	0.25%	12,276	13.238469	162,515	0.83%	7.87%
2004	0.25%	11,184	12.272183	137,252	0.58%	11.07%
Credit Suisse Trust - Small Cap Core I Portfolio (WSCP)
2008	0.25%	74,511	6.394190	476,437	0.10%	-34.76%
2007	0.25%	49,268	9.801214	482,886	0.00%	-1.08%
2006	0.25%	53,708	9.908462	532,164	0.00%	4.51%
2005	0.25%	61,484	9.481117	582,937	0.00%	-2.92%
2004	0.25%	119,238	9.766503	1,164,538	0.00%	10.59%
Dreyfus IP - Mid Cap Stock Portfolio - Initial Class (DVMCS)
2008	0.25%	4,948	10.536775	52,136	0.00%	-40.57%
2006	0.25%	56	17.511529	981	0.34%	7.48%
2005	0.25%	52	16.292721	847	0.03%	8.90%
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
2008	0.20%	349,825	10.709488	3,746,447	0.80%	-31.05%
2008	0.25%	16,375	10.673834	174,784	0.80%	-31.09%
2007	0.20%	439,296	15.532546	6,823,385	0.27%	-0.85%
2007	0.25%	23,004	15.488598	356,300	0.27%	-0.90%
2007	0.40%	48	15.357469	737	0.27%	-1.05%
2006	0.20%	443,170	15.666332	6,942,848	0.36%	14.18%
2006	0.25%	19,726	15.629868	308,315	0.36%	14.13%
2006	0.40%	76	15.520951	1,180	0.36%	13.96%
2005	0.20%	306,272	13.720362	4,202,163	0.00%	7.02%
2005	0.25%	26,344	13.695264	360,788	0.00%	6.97%
2005	0.40%	104	13.620186	1,416	0.00%	6.81%
2004	0.20%	165,324	12.820499	2,119,536	0.79%	21.64%
2004	0.25%	3,590	12.803427	45,964	0.79%	21.58%
2004	0.40%	122	12.752292	1,556	0.79%	21.40%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
2008	0.10%	44,546	$7.959597	$354,568	2.02%	-37.20%
2008	0.20%	950,253	8.100298	7,697,332	2.02%	-37.27%
2008	0.25%	893,251	9.126944	8,152,652	2.02%	-37.30%
2008	0.40%	48	8.982024	431	2.02%	-37.39%
2007	0.10%	46,372	12.675284	587,778	1.68%	5.15%
2007	0.20%	1,615,390	12.912279	20,858,366	1.68%	5.04%
2007	0.25%	1,021,830	14.556103	14,873,863	1.68%	4.99%
2007	0.40%	1,278	14.346541	18,335	1.68%	4.83%
2006	0.10%	630,234	12.054530	7,597,175	1.69%	15.38%
2006	0.20%	1,589,080	12.292280	19,533,416	1.69%	15.27%
2006	0.25%	1,353,284	13.864135	18,762,112	1.69%	15.21%
2006	0.40%	6,436	13.685152	88,078	1.69%	15.04%
2005	0.10%	640,046	10.447448	6,686,847	1.61%	4.59%
2005	0.20%	1,109,194	10.664127	11,828,586	1.61%	4.48%
2005	0.25%	1,888,500	12.033778	22,725,790	1.61%	4.43%
2005	0.40%	10,694	11.896207	127,218	1.61%	4.27%
2004	0.10%	649,438	9.989249	6,487,398	1.79%	10.53%
2004	0.20%	871,294	10.206598	8,892,948	1.79%	10.42%
2004	0.25%	2,256,426	11.523227	26,001,309	1.79%	10.36%
2004	0.40%	13,608	11.408542	155,247	1.79%	10.20%
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
2008	0.25%	64,205	10.514504	675,084	2.20%	-29.73%
2008	0.40%	30	10.347582	310	2.20%	-29.83%
2007	0.25%	83,176	14.962371	1,244,510	1.10%	6.86%
2007	0.40%	460	14.746966	6,784	1.10%	6.70%
2006	0.25%	76,748	14.001376	1,074,578	1.54%	16.19%
2006	0.40%	1,920	13.820624	26,536	1.54%	16.01%
2005	0.25%	80,674	12.050745	972,182	0.02%	4.12%
2005	0.40%	5,164	11.912967	61,519	0.02%	3.96%
2004	0.20%	35,860	9.936435	356,321	1.46%	4.84%
2004	0.25%	117,040	11.574140	1,354,637	1.46%	4.78%
2004	0.40%	7,182	11.458946	82,298	1.46%	4.63%
Dreyfus VIF - Growth and Income Portfolio - Initial Class (DGI)
2008	0.25%	15,012	7.322121	109,920	0.51%	-40.56%
2005	0.25%	19,500	9.969339	194,402	1.16%	3.09%
2004	0.25%	58,084	9.670082	561,677	1.28%	7.20%
Dreyfus VIF - International Value Portfolio - Initial Class (DVIV)
2008	0.25%	69,377	13.617429	944,736	3.05%	-37.48%
2007	0.25%	100,470	21.780049	2,188,242	2.01%	3.89%
2006	0.20%	182,762	21.009394	3,839,719	1.36%	22.35%
2006	0.25%	111,584	20.964071	2,339,255	1.36%	22.29%
2006	0.40%	194	11.246076	2,182	0.00%	12.46%	5/1/2006
2005	0.20%	72,182	17.171154	1,239,448	0.00%	11.67%
2005	0.25%	77,518	17.142660	1,328,865	0.00%	11.61%
2004	0.20%	3,798	15.377151	58,402	0.97%	19.78%
2004	0.25%	27,262	15.359280	418,725	0.97%	19.72%
DWS Variable Series II - Dreman High Return Equity VIP - Class B (SVSHEB)
2008	0.25%	22,579	5.898673	133,186	2.81%	-46.29%
2007	0.25%	22,588	10.983369	248,092	1.03%	-2.43%
2006	0.25%	22,418	11.257266	252,365	0.00%	12.57%	5/1/2006
Federated IS - Quality Bond Fund II - Primary Class (FQB)
2008	0.25%	38,637	14.041907	542,537	4.99%	-7.52%
2007	0.25%	36,422	15.183610	553,017	4.69%	5.12%
2006	0.25%	37,252	14.444216	538,076	3.94%	3.89%
2006	0.40%	124	14.279265	1,771	3.94%	3.74%
2005	0.25%	40,742	13.902748	566,426	4.49%	1.05%
2005	0.40%	928	13.764550	12,774	4.49%	0.89%
2004	0.25%	123,254	13.758938	1,695,844	4.32%	3.36%
2004	0.40%	2,250	13.642560	30,696	4.32%	3.21%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)
2008	0.25%	2,879	$8.431569	$24,274	2.34%	-42.80%
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
2008	0.25%	126,104	9.384986	1,183,484	2.16%	-42.85%
2007	0.25%	172,396	16.420855	2,830,890	0.77%	1.16%
2007	0.40%	362	16.184435	5,859	0.77%	1.01%
2006	0.10%	18,982	16.213431	307,763	3.18%	19.96%
2006	0.20%	434,404	14.646026	6,362,292	3.18%	19.84%
2006	0.25%	115,616	16.232055	1,876,685	3.18%	19.78%
2006	0.40%	752	16.022504	12,049	3.18%	19.60%
2005	0.10%	19,260	13.515730	260,313	1.31%	5.65%
2005	0.20%	268,080	12.221305	3,276,287	1.31%	5.55%
2005	0.25%	212,674	13.551510	2,882,054	1.31%	5.49%
2005	0.40%	1,464	13.396579	19,613	1.31%	5.34%
2004	0.10%	19,522	12.792683	249,739	1.66%	11.27%
2004	0.20%	116,278	11.579043	1,346,388	1.66%	11.16%
2004	0.25%	216,278	12.845734	2,778,250	1.66%	11.10%
2004	0.40%	1,272	12.717880	16,177	1.66%	10.94%
Fidelity(R) VIP - Growth Portfolio - Initial Class (FGP)
2008	0.25%	10,255	6.128418	62,847	1.06%	-47.30%
2007	0.25%	6,204	11.628670	72,144	0.81%	26.65%
2006	0.25%	6,314	9.182046	57,975	0.55%	6.58%
2005	0.25%	28,712	8.614843	247,349	0.44%	5.54%
2004	0.25%	69,542	8.163013	567,672	0.26%	3.12%
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
2008	0.25%	112,901	8.538686	964,026	0.22%	-47.37%
2008	0.40%	64	8.403086	538	0.22%	-47.44%
2007	0.25%	1,137,072	16.222520	18,446,173	0.33%	26.55%
2007	0.40%	184	15.988944	2,942	0.33%	26.36%
2006	0.10%	975,936	9.843867	9,606,984	0.28%	6.63%
2006	0.25%	667,544	12.818891	8,557,174	0.28%	6.47%
2006	0.40%	564	12.653389	7,137	0.28%	6.31%
2005	0.10%	990,278	9.232178	9,142,423	0.38%	5.57%
2005	0.20%	3,430	9.100356	31,214	0.38%	5.46%
2005	0.25%	693,710	12.040330	8,352,497	0.38%	5.41%
2005	0.40%	5,290	11.902677	62,965	0.38%	5.25%
2004	0.10%	1,004,222	8.745297	8,782,220	0.16%	3.16%
2004	0.20%	3,528	8.629025	30,443	0.16%	3.06%
2004	0.25%	747,488	11.422418	8,538,120	0.16%	3.01%
2004	0.40%	4,946	11.308717	55,933	0.16%	2.85%
Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)
2008	0.25%	1,726	11.009158	19,002	9.57%	-25.17%
2004	0.25%	10,864	12.623850	137,146	9.22%	9.32%
Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)
2008	0.25%	32,098	8.179245	262,537	8.70%	-25.25%
2007	0.25%	145,638	10.942182	1,593,598	7.62%	2.40%
2006	0.25%	161,676	10.685864	1,727,648	7.36%	10.90%
2005	0.25%	197,328	9.635546	1,901,363	14.80%	2.27%
2005	0.40%	874	9.525383	8,325	14.80%	2.11%
2004	0.25%	208,098	9.421875	1,960,673	9.51%	9.19%
2004	0.40%	2,444	9.328110	22,798	9.51%	9.03%
Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)
2008	0.25%	1,918	9.342405	17,919	2.68%	-43.95%
2004	0.25%	55,434	10.182861	564,477	1.12%	13.35%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)
2008	0.25%	95,011	$10.060565	$955,864	1.99%	-44.00%
2008	0.40%	91	9.900810	901	1.99%	-44.09%
2007	0.25%	268,890	17.966865	4,831,110	3.95%	16.91%
2007	0.40%	2,418	17.708202	42,818	3.95%	16.74%
2006	0.20%	446,452	15.150740	6,764,078	0.57%	17.71%
2006	0.25%	262,300	15.367797	4,030,973	0.57%	17.65%
2006	0.40%	4,436	15.169405	67,291	0.57%	17.48%
2005	0.20%	224,828	12.871051	2,893,773	0.43%	18.73%
2005	0.25%	274,862	13.061950	3,590,234	0.43%	18.67%
2005	0.40%	7,900	12.912620	102,010	0.43%	18.50%
2004	0.20%	19,072	10.840230	206,745	1.10%	13.26%
2004	0.25%	267,844	11.006499	2,948,025	1.10%	13.20%
2004	0.40%	4,804	10.896942	52,349	1.10%	13.03%
Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FAMP)
2008	0.25%	339,211	9.983663	3,386,568	2.64%	-28.90%
2007	0.25%	352,600	14.040973	4,950,847	6.14%	15.21%
2006	0.25%	335,238	12.186874	4,085,503	4.38%	7.05%
2005	0.25%	662,530	11.384305	7,542,444	2.59%	3.79%
2004	0.25%	856,436	10.969116	9,394,346	1.56%	5.21%
Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FCP)
2008	0.25%	7,839	10.553240	82,727	1.06%	-42.66%
2005	0.25%	28,138	14.079448	396,168	0.29%	16.65%
2004	0.25%	30,156	12.070285	363,992	0.32%	15.19%
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
2008	0.25%	187,452	13.245967	2,482,983	0.83%	-42.76%
2008	0.40%	91	13.035628	1,186	0.83%	-42.84%
2007	0.25%	338,604	23.139773	7,835,220	0.74%	17.21%
2007	0.40%	1,726	22.806621	39,364	0.74%	17.04%
2006	0.20%	130,694	16.578552	2,166,717	1.19%	11.37%
2006	0.25%	472,174	19.741674	9,321,505	1.19%	11.31%
2006	0.40%	3,622	19.486792	70,581	1.19%	11.15%
2005	0.20%	137,900	14.886411	2,052,836	0.11%	16.61%
2005	0.25%	654,312	17.735527	11,604,568	0.11%	16.56%
2005	0.40%	5,744	17.532748	100,708	0.11%	16.38%
2004	0.25%	257,976	15.216289	3,925,437	0.36%	15.05%
2004	0.40%	3,508	15.064815	52,847	0.36%	14.88%
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
2008	0.25%	6,382	10.559688	67,392	3.49%	-3.59%
2007	0.25%	4,884	10.952518	53,492	4.13%	3.95%
2006	0.25%	5,542	10.536365	58,393	0.00%	4.04%
Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FGOP)
2008	0.25%	1,208	6.024737	7,278	0.35%	-55.13%
Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)
2008	0.25%	111,197	5.570057	619,374	0.34%	-55.17%
2007	0.25%	117,700	12.425418	1,462,472	0.00%	22.73%
2006	0.25%	138,014	10.123840	1,397,232	0.60%	5.04%
2005	0.25%	160,218	9.638132	1,544,202	0.80%	8.59%
2005	0.40%	636	9.527944	6,060	0.80%	8.43%
2004	0.25%	178,546	8.875680	1,584,717	0.37%	6.79%
2004	0.40%	4,350	8.787333	38,225	0.37%	6.63%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
2008	0.25%	48,480	$9.454867	$458,372	0.29%	-39.66%
2007	0.25%	117,550	15.669099	1,841,903	0.70%	15.20%
2006	0.25%	90,122	13.602006	1,225,840	0.00%	12.31%
2006	0.40%	6	13.568197	81	0.00%	12.14%
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
2008	0.25%	1,036	8.161269	8,455	1.27%	-51.30%
2007	0.25%	66	16.757189	1,106	0.96%	5.33%
2006	0.25%	1,430	15.908520	22,749	0.72%	15.91%
2005	0.25%	2,670	13.725157	36,646	0.00%	2.30%
2005	0.40%	12	13.649958	164	0.00%	2.15%
2004	0.25%	15,102	13.416717	202,619	0.00%	13.70%
2004	0.40%	176	13.363171	2,352	0.00%	13.53%
Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)
2008	0.25%	7,294	13.476974	98,301	2.49%	-40.53%
2008	0.40%	56	13.349706	748	2.49%	-40.62%
2007	0.25%	25,366	22.660573	574,808	3.29%	15.17%
2007	0.40%	326	22.480343	7,329	3.29%	14.99%
2006	0.25%	156,638	19.676237	3,082,046	1.06%	21.14%
2006	0.40%	1,080	19.549201	21,113	1.06%	20.96%
2005	0.25%	148,688	16.242222	2,415,024	1.59%	9.89%
2005	0.40%	2,458	16.161499	39,725	1.59%	9.73%
2004	0.20%	101,744	14.797053	1,505,511	0.77%	18.29%
2004	0.25%	93,558	14.779865	1,382,775	0.77%	18.23%
2004	0.40%	1,780	14.728417	26,217	0.77%	18.06%
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)
2008	0.25%	35,891	8.618488	309,326	0.63%	-33.18%
2007	0.25%	19,156	12.898779	247,089	0.61%	-2.62%
2006	0.25%	10,222	13.246445	135,405	0.00%	16.69%
Gartmore GVIT - Small Cap Growth Fund: Class I - Initial Funding by the Company (SCGFSD)
2006	0.25%	66,228	17.036832	1,128,315	0.00%	2.95%
2006	0.40%	524	16.842189	8,825	0.00%	2.80%
2005	0.25%	79,118	16.548582	1,309,291	0.00%	7.82%
2005	0.40%	682	16.384018	11,174	0.00%	7.66%
2004	0.25%	273,266	15.348222	4,194,147	0.00%	13.13%
2004	0.40%	324	15.218321	4,931	0.00%	12.96%
Goldman Sachs VIT - Mid Cap Value Fund (GVMCE)
2008	0.25%	152,977	13.396598	2,049,371	1.05%	-37.21%
2007	0.25%	169,352	21.334874	3,613,104	0.78%	2.94%
2006	0.25%	174,678	20.724643	3,620,139	1.05%	15.87%
2005	0.25%	155,806	17.885426	2,786,657	0.64%	12.54%
2004	0.25%	165,892	15.891856	2,636,332	0.58%	25.57%
Ivy Fund VIP, Inc. - Growth (WRGP)
2008	0.25%	97	9.791882	950	0.00%	-36.43%
Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)
2008	0.25%	917	7.963301	7,302	0.71%	-36.20%
Janus Aspen Series - Balanced Portfolio - Service Class (JABS)
2008	0.25%	4,246	13.402810	56,908	2.72%	-16.27%
2008	0.40%	2	13.276251	27	2.72%	-16.39%
2007	0.25%	32,006	16.007046	512,322	2.28%	10.01%
2007	0.40%	56	15.879713	889	2.28%	9.84%
2006	0.25%	32,938	14.550491	479,264	2.05%	10.14%
2006	0.40%	206	14.456527	2,978	2.05%	9.98%
2005	0.25%	28,528	13.210934	376,882	1.40%	7.39%
2005	0.40%	272	13.145265	3,576	1.40%	7.23%
2004	0.25%	93,022	12.301545	1,144,314	2.23%	8.02%
2004	0.40%	158	12.258707	1,937	2.23%	7.86%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
2008	0.25%	13,570	$7.016534	$95,214	0.02%	-44.45%
2008	0.40%	64	6.923153	443	0.02%	-44.53%
2007	0.25%	26,310	12.630653	332,312	0.11%	36.29%
2007	0.40%	792	12.481327	9,885	0.11%	36.09%
2006	0.25%	27,884	9.267372	258,411	0.15%	8.84%
2006	0.40%	2,040	9.171618	18,710	0.15%	8.68%
2005	0.25%	50,244	8.514303	427,793	0.00%	12.28%
2005	0.40%	1,088	8.438947	9,182	0.00%	12.11%
2004	0.25%	34,622	7.583386	262,552	0.01%	17.67%
2004	0.40%	1,190	7.527514	8,958	0.01%	17.50%
Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)
2008	0.25%	128,813	2.879447	370,910	0.08%	-44.11%
2007	0.25%	111,074	5.152101	572,264	0.33%	21.39%
2006	0.25%	140,322	4.244167	595,550	0.00%	7.56%
2005	0.25%	229,836	3.945872	906,903	0.00%	11.27%
2004	0.25%	197,930	3.546168	701,893	0.00%	0.32%
Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)
2008	0.25%	153,642	8.689119	1,335,014	2.69%	-52.35%
2007	0.25%	165,920	18.234395	3,025,451	0.45%	27.70%
2006	0.25%	147,862	14.279422	2,111,384	1.91%	46.26%
2006	0.40%	2,976	14.131910	42,057	1.91%	46.05%
2005	0.25%	121,374	9.762789	1,184,949	1.16%	31.61%
2005	0.40%	2,546	9.676381	24,636	1.16%	31.41%
2004	0.25%	85,384	7.417926	633,372	0.81%	18.39%
2004	0.40%	2,008	7.363272	14,785	0.81%	18.21%
JPMorgan Insurance Trust - Diversified Mid Cap Growth Portfolio 1 (OGGO)
2008	0.25%	92,476	11.742244	1,085,876	0.00%	-43.93%
2007	0.25%	79,618	20.940470	1,667,238	0.00%	16.94%
2006	0.25%	69,548	17.906342	1,245,350	0.00%	11.11%
2005	0.25%	69,100	16.115618	1,113,589	0.00%	10.82%
2004	0.25%	53,262	14.542707	774,574	0.00%	12.34%
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
2008	0.25%	8,537	11.065682	94,468	4.36%	-13.64%
Lincoln VIP - Baron Growth Opportunities Funds - Service Class (BNCAI)
2008	0.25%	76,333	11.730770	895,445	0.00%	-39.29%
2008	0.40%	77	11.619973	895	0.00%	-39.38%
2007	0.25%	106,480	19.321952	2,057,401	0.00%	3.16%
2007	0.40%	288	19.168269	5,520	0.00%	3.01%
2006	0.25%	36,880	18.729880	690,758	0.00%	15.23%
2005	0.25%	14,624	16.253697	237,694	0.00%	3.11%
2004	0.25%	23,960	15.763932	377,704	0.00%	25.33%
Lord Abbett Series Fund, Inc. - Mid Cap Value Portfolio - Class VC (LOVMCV)
2008	0.25%	3,801	7.657684	29,107	1.63%	-39.51%
2007	0.25%	2,898	12.658811	36,685	0.44%	0.33%
MFS(R) VIT - Research International Series - Service Class (MVRISC)
2008	0.25%	59,353	6.056428	359,467	0.00%	-42.67%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)
2008	0.25%	149,549	$11.309571	$1,691,335	9.29%	-28.17%
2007	0.25%	129,054	15.744706	2,031,917	7.52%	2.88%
2007	0.40%	454	15.518038	7,045	7.52%	2.72%
2006	0.25%	112,142	15.304625	1,716,291	7.79%	10.33%
2006	0.40%	2,620	15.107048	39,580	7.79%	10.16%
2005	0.25%	84,400	13.872000	1,170,797	7.94%	2.13%
2005	0.40%	2,574	13.713412	35,298	7.94%	1.97%
2004	0.25%	69,416	13.583306	942,899	6.72%	9.82%
2004	0.40%	1,584	13.448117	21,302	6.72%	9.66%
Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)
2008	0.25%	41,975	15.263531	640,687	1.23%	-57.87%
2007	0.25%	39,428	36.226972	1,428,357	0.75%	45.21%
2006	0.25%	13,852	24.947405	345,571	0.34%	36.38%
2005	0.25%	13,642	18.292860	249,551	0.46%	32.31%
2004	0.25%	6,104	13.826171	84,395	0.51%	20.44%
Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)
2008	0.25%	770	16.274553	12,531	3.98%	-33.11%
2007	0.25%	88	24.329252	2,141	2.57%	20.13%
2006	0.25%	250	20.252066	5,063	0.07%	37.22%
2005	0.25%	270	14.758947	3,985	0.47%	6.12%
Nationwide VIT - Gartmore International Equity Fund - Class I (GIG)
2008	0.25%	23,223	9.023725	209,558	1.28%	-46.19%
2007	0.25%	29,472	16.769826	494,240	0.40%	26.83%
2006	0.25%	30,994	13.222655	409,823	1.13%	32.63%
2005	0.25%	32,376	9.969281	322,765	0.74%	29.89%
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (GEF)
2008	0.25%	23,402	10.433265	244,159	0.71%	-44.48%
2007	0.25%	32,612	18.791981	612,844	0.35%	19.60%
2006	0.25%	26,456	15.712604	415,693	0.84%	25.57%
2005	0.25%	30,076	12.513271	376,349	1.01%	19.04%
2004	0.25%	9,180	10.511783	96,498	0.00%	15.38%
Nationwide VIT - Global Financial Services Fund - Class I (GVGF1)
2008	0.25%	2,534	10.367711	26,272	1.61%	-46.41%
2007	0.25%	57,414	19.345657	1,110,712	3.27%	-1.30%
2006	0.25%	62,280	19.600661	1,220,729	1.89%	20.02%
2005	0.25%	58,114	16.330978	949,058	4.50%	10.87%
2004	0.25%	388	14.729262	5,715	1.89%	20.69%
Nationwide VIT - Government Bond Fund - Class I (GBF)
2008	0.25%	292,623	17.670196	5,170,706	4.39%	7.45%
2008	0.40%	63	17.389732	1,096	4.39%	7.29%
2007	0.25%	234,938	16.445029	3,863,562	4.04%	6.89%
2007	0.40%	1,020	16.208282	16,532	4.04%	6.73%
2006	0.10%	207,598	14.788907	3,070,148	4.02%	3.24%
2006	0.25%	391,450	15.385133	6,022,510	4.02%	3.08%
2006	0.40%	1,058	15.186518	16,067	4.02%	2.93%
2005	0.10%	210,586	14.325057	3,016,656	3.64%	3.16%
2005	0.20%	50,238	12.515914	628,774	3.64%	3.06%
2005	0.25%	521,776	14.924878	7,787,443	3.64%	3.01%
2005	0.40%	2,522	14.754249	37,210	3.64%	2.85%
2004	0.10%	213,496	13.886189	2,964,646	5.44%	3.16%
2004	0.20%	123,652	12.144574	1,501,701	5.44%	3.06%
2004	0.25%	739,432	14.489288	10,713,843	5.44%	3.00%
2004	0.40%	3,174	14.345081	45,531	5.44%	2.85%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

Nationwide VIT - Growth Fund - Class I (CAF)
2008	0.25%	15,651	$5.099866	$79,818	0.24%	-38.86%
2007	0.25%	46,608	8.341169	388,765	0.17%	19.24%
2006	0.25%	39,802	6.995039	278,417	0.05%	5.90%
2005	0.25%	41,652	6.605102	275,116	0.08%	6.24%
2005	0.40%	1,474	6.529541	9,625	0.08%	6.08%
2004	0.25%	28,898	6.217435	179,671	0.11%	7.89%
2004	0.40%	2,310	6.155504	14,219	0.11%	7.72%
Nationwide VIT - Health Sciences Fund - Class I (GVGH1)
2008	0.25%	12,452	11.398285	141,931	0.06%	-25.40%
2007	0.25%	1,180	15.279611	18,030	0.06%	12.88%
2006	0.25%	1,020	13.536569	13,807	0.00%	2.45%
2005	0.25%	736	13.212593	9,724	0.00%	8.17%
2004	0.25%	234	12.214711	2,858	0.00%	7.59%
Nationwide VIT - International Index Fund - Class II (GVIX2)
2008	0.20%	646,607	5.746412	3,715,670	1.83%	-43.22%
2008	0.25%	473	5.741605	2,716	1.83%	-43.25%
2007	0.20%	839,308	10.120857	8,494,516	1.21%	1.21%	5/1/2007
2007	0.25%	7,682	10.117465	77,722	1.21%	1.17%	5/1/2007
2007	0.40%	112	10.107323	1,132	1.21%	1.07%	5/1/2007
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
2008	0.25%	203	10.393146	2,110	2.12%	-37.00%
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
2008	0.25%	360	12.115615	4,362	3.04%	-6.26%
2007	0.25%	8,302	12.924331	107,298	7.71%	5.12%
2006	0.25%	80	12.295233	984	0.89%	5.90%
2004	0.25%	28,254	11.266714	318,330	2.32%	4.39%
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
2008	0.25%	41,282	11.244982	464,215	2.57%	-23.39%
2007	0.25%	64,496	14.677673	946,651	2.55%	5.39%
2007	0.40%	90	14.547724	1,309	2.55%	5.24%
2006	0.25%	73,596	13.926464	1,024,932	2.59%	11.08%
2006	0.40%	166	13.823999	2,295	2.59%	10.91%
2005	0.25%	57,904	12.537840	725,991	2.20%	5.08%
2005	0.40%	206	12.464210	2,568	2.20%	4.92%
2004	0.25%	86,964	11.931529	1,037,613	4.67%	9.26%
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2008	0.25%	10,411	10.826159	112,711	2.64%	-31.56%
2007	0.25%	7,122	15.818947	112,663	3.09%	5.88%
2006	0.25%	68	14.939913	1,016	1.39%	14.26%
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2008	0.25%	352	11.763719	4,141	3.24%	-15.26%
2007	0.25%	156	13.881453	2,166	3.45%	5.59%
2006	0.25%	76	13.146115	999	2.21%	8.15%
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)
2008	0.25%	18,652	9.556437	178,247	2.05%	-25.73%
2007	0.25%	122,702	12.867713	1,578,894	2.03%	4.36%
2006	0.25%	293,764	12.329824	3,622,058	1.57%	11.97%
2005	0.20%	767,630	11.245204	8,632,156	2.11%	2.34%
2005	0.25%	301,796	11.011806	3,323,319	2.11%	2.29%
2005	0.40%	524	10.885904	5,704	2.11%	2.13%
2004	0.20%	407,572	10.988290	4,478,519	2.29%	8.27%
2004	0.25%	332,060	10.765587	3,574,821	2.29%	8.22%
2004	0.40%	844	10.658428	8,996	2.29%	8.06%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
2008	0.25%	7,172	$8.073523	$57,903	0.00%	-46.25%
2007	0.25%	32,438	15.019468	487,202	0.00%	8.74%
2006	0.25%	29,982	13.812141	414,116	0.00%	9.63%
2005	0.25%	42,526	12.598383	535,759	0.00%	9.47%
2004	0.25%	75,540	11.508706	869,368	0.00%	15.05%
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
2008	0.20%	327,416	11.252548	3,684,264	1.24%	-36.59%
2008	0.25%	9,996	14.648394	146,425	1.24%	-36.62%
2007	0.20%	383,938	17.745558	6,813,194	1.57%	7.34%
2007	0.25%	27,830	23.112486	643,220	1.57%	7.29%
2007	0.40%	88	22.779636	2,005	1.57%	7.13%
2006	0.20%	18,880	16.531559	312,116	0.92%	9.67%
2006	0.25%	29,578	21.542146	637,174	0.92%	9.62%
2006	0.40%	204	21.263963	4,338	0.92%	9.45%
2005	0.20%	133,356	15.073853	2,010,189	1.05%	11.87%
2005	0.25%	28,890	19.652410	567,758	1.05%	11.82%
2005	0.40%	244	19.427688	4,740	1.05%	11.65%
2004	0.20%	114,906	13.473852	1,548,226	0.84%	15.50%
2004	0.25%	95,542	17.575168	1,679,167	0.84%	15.44%
2004	0.40%	122	17.400194	2,123	0.84%	15.27%
Nationwide VIT - Money Market Fund - Class I (SAM)
2008	0.25%	24,937	13.673319	340,972	2.06%	1.80%
2007	0.25%	30,416	13.431742	408,540	4.64%	4.53%
2006	0.25%	48,288	12.849738	620,488	4.36%	4.27%
2005	0.25%	81,346	12.323562	1,002,472	1.88%	2.41%
2004	0.10%	1,161,966	11.623489	13,506,099	0.76%	0.71%
2004	0.25%	843,680	12.033310	10,152,263	0.76%	0.56%
Nationwide VIT - Money Market Fund - Class V (SAM5)
2008	0.20%	753,266	11.579888	8,722,736	2.01%	1.94%
2008	0.25%	4,393,398	11.543990	50,717,343	2.01%	1.89%
2008	0.40%	26	11.436879	297	2.01%	1.73%
2007	0.25%	3,235,276	11.330392	36,656,945	4.66%	4.60%
2007	0.40%	9,400	11.242166	105,676	4.66%	4.44%
2006	0.10%	1,484,064	10.900267	16,176,694	4.50%	4.51%
2006	0.25%	4,504,854	10.831867	48,795,979	4.50%	4.35%
2006	0.40%	10,554	10.763797	113,601	4.50%	4.20%
2005	0.10%	1,505,820	10.429961	15,705,644	2.80%	2.65%
2005	0.25%	5,339,248	10.380057	55,421,699	2.80%	2.49%
2005	0.40%	19,404	10.330316	200,449	2.80%	2.34%
2004	0.10%	197,354	10.160839	2,005,282	0.88%	0.79%
2004	0.25%	4,352,894	10.127388	44,083,446	0.88%	0.64%
2004	0.40%	16,318	10.093995	164,714	0.88%	0.49%
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2008	0.25%	27,020	9.968426	269,347	0.00%	-46.55%
2007	0.25%	46,678	18.651020	870,592	0.00%	9.47%
2007	0.40%	116	18.410147	2,136	0.00%	9.31%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
2008	0.25%	180,386	15.634824	2,820,303	1.09%	-32.32%
2007	0.25%	225,632	23.101501	5,212,438	1.13%	-7.13%
2007	0.40%	236	22.768858	5,373	1.13%	-7.27%
2006	0.25%	250,234	24.874426	6,224,427	0.44%	17.00%
2006	0.40%	318	24.553275	7,808	0.44%	16.83%
2005	0.25%	280,230	21.259933	5,957,671	0.06%	2.82%
2005	0.40%	1,050	21.016857	22,068	0.06%	2.66%
2004	0.25%	287,112	20.677651	5,936,802	0.00%	17.01%
2004	0.40%	536	20.471824	10,973	0.00%	16.83%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
2008	0.25%	171,052	$14.260832	$2,439,344	0.82%	-38.34%
2008	0.40%	31	14.034369	435	0.82%	-38.44%
2007	0.25%	289,916	23.129248	6,705,539	0.09%	1.88%
2007	0.40%	1,382	22.796223	31,504	0.09%	1.72%
2006	0.25%	307,966	22.703339	6,991,856	0.10%	11.76%
2006	0.40%	4,416	22.410227	98,964	0.10%	11.59%
2005	0.20%	116,736	15.261935	1,781,617	0.00%	12.09%
2005	0.25%	397,326	20.314467	8,071,466	0.00%	12.04%
2005	0.40%	9,984	20.082219	200,501	0.00%	11.87%
2004	0.20%	120,128	13.615456	1,635,597	0.00%	18.78%
2004	0.25%	365,202	18.131930	6,621,817	0.00%	18.73%
2004	0.40%	10,366	17.951460	186,085	0.00%	18.55%
Nationwide VIT - Nationwide Fund - Class I (TRF)
2008	0.25%	70,839	8.161290	578,138	1.47%	-41.70%
2007	0.25%	57,392	13.998938	803,427	0.96%	7.91%
2006	0.25%	46,336	12.972828	601,109	0.90%	13.34%
2005	0.20%	82,642	11.600055	958,652	0.91%	7.23%
2005	0.25%	85,460	11.445466	978,130	0.91%	7.17%
2004	0.20%	85,042	10.818197	920,001	1.21%	9.53%
2004	0.25%	88,244	10.679350	942,389	1.21%	9.48%
Nationwide VIT - Nationwide Leaders Fund - Class I (GVUS1)
2008	0.25%	539	8.857680	4,774	0.81%	-50.03%
Nationwide VIT - Technology and Communications Fund - Class I (GGTC)
2008	0.25%	81,631	2.136859	174,434	0.00%	-48.70%
2007	0.25%	88,224	4.165338	367,483	0.00%	19.79%
2006	0.25%	1,047,120	3.477132	3,640,974	0.00%	10.89%
2005	0.25%	89,376	3.135604	280,248	0.00%	-0.76%
2004	0.25%	8,328	3.159750	26,314	0.00%	4.05%
Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)
2008	0.25%	4,939	11.107192	54,858	0.00%	-41.44%
2007	0.25%	4,052	18.966559	76,852	0.00%	22.18%
2006	0.25%	2,848	15.523663	44,211	0.41%	-0.54%
2005	0.25%	1,062	15.607398	16,575	0.00%	11.68%
2004	0.25%	404	13.974657	5,646	0.00%	12.13%
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)
2008	0.25%	7,188	8.271285	59,454	2.02%	-37.15%
2007	0.25%	29,682	13.159897	390,612	2.07%	-2.46%
2006	0.25%	5,640	13.492091	76,095	1.70%	15.62%
2005	0.25%	7,630	11.669684	89,040	1.62%	3.99%
2004	0.25%	6,650	11.222233	74,628	1.34%	17.21%
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
2008	0.25%	52,365	12.943737	677,799	5.75%	-17.50%
2007	0.25%	142,194	15.688937	2,230,873	3.89%	4.36%
2006	0.10%	5,968	15.247568	90,997	4.16%	4.73%
2006	0.25%	157,560	15.033200	2,368,631	4.16%	4.58%
2005	0.10%	6,052	14.558458	88,108	3.99%	2.08%
2005	0.25%	164,482	14.375255	2,364,471	3.99%	1.93%
2004	0.10%	6,132	14.262059	87,455	5.20%	6.43%
2004	0.25%	157,438	14.103672	2,220,454	5.20%	6.27%
Neuberger Berman AMT - Growth Portfolio - Class I (AMTG)
2008	0.25%	22,768	7.060685	160,758	0.00%	-43.82%
2004	0.25%	46,276	7.971477	368,888	0.00%	16.31%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)
2008	0.25%	20,227	$9.702253	$196,247	0.56%	-37.40%
2007	0.25%	24,678	15.499279	382,491	0.19%	7.12%
2006	0.10%	82,428	14.953594	1,232,595	0.60%	13.26%
2006	0.25%	87,020	14.469329	1,259,121	0.60%	13.09%
2005	0.10%	83,636	13.202464	1,104,201	0.18%	8.28%
2005	0.20%	66,492	11.830482	786,632	0.18%	8.18%
2005	0.25%	90,620	12.794029	1,159,395	0.18%	8.12%
2004	0.10%	84,814	12.192566	1,034,100	0.13%	15.70%
2004	0.20%	18,614	10.936423	203,571	0.13%	15.58%
2004	0.25%	90,890	11.833049	1,075,506	0.13%	15.53%
Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)
2008	0.25%	41,787	11.276213	471,199	0.00%	-43.51%
2007	0.25%	83,106	19.961533	1,658,923	0.00%	22.22%
2006	0.25%	76,228	16.332395	1,244,986	0.00%	14.41%
2005	0.25%	78,930	14.275493	1,126,765	0.00%	13.46%
2004	0.25%	103,072	12.582197	1,296,872	0.00%	16.02%
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
2008	0.25%	67,495	8.053019	543,539	0.53%	-52.51%
2007	0.25%	94,644	16.957944	1,604,968	0.63%	9.06%
2006	0.25%	112,472	15.548936	1,748,820	0.75%	11.96%
2005	0.25%	106,638	13.887778	1,480,965	0.87%	17.75%
2005	0.40%	124	13.728969	1,702	0.87%	17.58%
2004	0.25%	139,126	11.794154	1,640,873	0.02%	18.68%
2004	0.40%	252	11.676716	2,943	0.02%	18.50%
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
2008	0.25%	1,396	9.138805	12,758	0.00%	-39.62%
2008	0.40%	2	9.052482	18	0.00%	-39.72%
2007	0.25%	1,552	15.136586	23,492	0.00%	0.26%
2007	0.40%	84	15.016171	1,261	0.00%	0.11%
2006	0.25%	314	15.096902	4,740	0.00%	4.99%
2006	0.40%	6	14.999423	90	0.00%	4.83%
2005	0.25%	280	14.379334	4,026	0.00%	2.64%
2004	0.25%	162	14.009370	2,270	0.00%	11.60%
2004	0.40%	8	13.960609	112	0.00%	11.43%
Oppenheimer VAF - Balanced Fund - Non-Service Class (OVMS)
2008	0.25%	29,567	8.428205	249,197	3.70%	-43.61%
2007	0.25%	63,874	14.946978	954,723	2.50%	3.53%
2006	0.25%	69,630	14.437838	1,005,307	2.13%	10.87%
2005	0.25%	75,488	13.022455	983,039	2.39%	3.63%
2004	0.25%	93,010	12.566277	1,168,789	1.25%	9.83%
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
2008	0.25%	264,810	9.291336	2,460,439	0.15%	-45.65%
2007	0.25%	256,650	17.096620	4,387,848	0.20%	13.86%
2006	0.10%	260,376	13.316078	3,467,187	0.37%	7.84%
2006	0.25%	395,606	15.015124	5,940,073	0.37%	7.68%
2005	0.10%	264,232	12.347907	3,262,712	1.04%	4.99%
2005	0.25%	434,584	13.944277	6,059,960	1.04%	4.84%
2004	0.10%	267,980	11.760631	3,151,614	0.29%	6.83%
2004	0.20%	284,034	9.289705	2,638,592	0.29%	6.72%
2004	0.25%	400,854	13.300944	5,331,737	0.29%	6.67%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

Oppenheimer VAF - Core Bond Fund - Non-Service Class (OVB)
2008	0.25%	28,881	$8.850218	$255,603	6.02%	-39.20%
2007	0.25%	72,602	14.556650	1,056,842	5.03%	4.13%
2006	0.25%	79,144	13.979406	1,106,386	5.21%	5.02%
2005	0.25%	98,238	13.311605	1,307,705	5.80%	2.33%
2004	0.25%	115,260	13.008289	1,499,335	4.96%	5.23%
Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
2008	0.25%	191,747	9.379518	1,798,494	1.42%	-40.34%
2007	0.25%	155,098	15.720950	2,438,288	0.85%	6.05%
2006	0.25%	167,220	14.823774	2,478,831	1.03%	17.40%
2005	0.25%	157,524	12.626867	1,989,035	0.62%	14.02%
2004	0.25%	66,624	11.073978	737,793	1.96%	18.87%
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
2008	0.25%	11,211	7.679167	86,091	2.39%	-38.62%
2007	0.25%	12,692	12.511530	158,796	0.97%	4.16%
2006	0.25%	12,890	12.011636	154,830	1.06%	14.74%
2005	0.25%	16,924	10.468714	177,173	1.19%	5.71%
2004	0.25%	29,538	9.903052	292,516	0.93%	9.19%
Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)
2008	0.25%	46,886	7.206392	337,879	0.00%	-49.19%
2007	0.25%	50,576	14.184053	717,373	0.00%	6.07%
2006	0.10%	282,340	12.637642	3,568,112	0.00%	2.85%
2006	0.25%	235,826	13.372932	3,153,685	0.00%	2.70%
2005	0.10%	286,486	12.287042	3,520,066	0.00%	12.21%
2005	0.20%	14,922	9.718714	145,023	0.00%	12.10%
2005	0.25%	285,214	13.021408	3,713,888	0.00%	12.05%
2005	0.40%	6,724	12.872483	86,555	0.00%	11.88%
2004	0.10%	290,464	10.949589	3,180,461	0.00%	19.66%
2004	0.20%	15,354	8.669461	133,111	0.00%	19.54%
2004	0.25%	429,564	11.621370	4,992,122	0.00%	19.48%
2004	0.40%	12,654	11.505640	145,592	0.00%	19.30%
PIMCO VIT - All Asset Portfolio - Administrative Class (PMVAAA)
2008	0.25%	2,717	11.247576	30,560	1.31%	-16.05%
2007	0.25%	240,382	13.398414	3,220,738	7.61%	8.06%
2006	0.25%	238,184	12.399544	2,953,373	6.84%	4.40%
2005	0.25%	5,472	11.877133	64,992	1.91%	5.96%
PIMCO VIT - Low Duration Portfolio - Administrative Class (PMVLDA)
2008	0.25%	110,775	11.740354	1,300,538	4.25%	-0.70%
2008	0.40%	12	11.629122	140	4.25%	-0.85%
2007	0.25%	123,908	11.823104	1,464,977	4.70%	7.10%
2007	0.40%	130	11.728722	1,525	4.70%	6.94%
2006	0.25%	232,794	11.038824	2,569,772	4.01%	3.70%
2006	0.40%	170	10.967285	1,864	4.01%	3.55%
2005	0.25%	675,140	10.644694	7,186,659	2.86%	0.75%
2005	0.40%	190	10.591594	2,012	2.86%	0.60%
2004	0.25%	379,246	10.565271	4,006,837	1.06%	1.58%
2004	0.40%	576	10.528355	6,064	1.06%	1.43%
PIMCO VIT - Real Return Portfolio - Administrative Class (PMVRRA)
2008	0.25%	235,840	12.801575	3,019,123	3.76%	-7.26%
2007	0.25%	373,918	13.803269	5,161,291	4.66%	10.37%
2006	0.25%	385,224	12.506613	4,817,847	4.26%	0.49%
2005	0.25%	252,714	12.445521	3,145,157	2.94%	1.82%
2004	0.25%	103,544	12.223233	1,265,642	1.02%	8.62%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)
2008	0.20%	503,145	$13.628820	$6,857,273	4.49%	4.54%
2008	0.25%	381,025	13.585613	5,176,458	4.49%	4.49%
2008	0.40%	82	13.456667	1,103	4.49%	4.33%
2007	0.20%	476,190	13.037033	6,208,105	4.68%	8.52%
2007	0.25%	357,356	13.002214	4,646,419	4.68%	8.47%
2007	0.40%	2,020	12.898203	26,054	4.68%	8.31%
2006	0.20%	511,288	12.013005	6,142,105	4.46%	3.64%
2006	0.25%	615,140	11.986960	7,373,659	4.46%	3.59%
2006	0.40%	4,340	11.909077	51,685	4.46%	3.43%
2005	0.20%	662,908	11.591132	7,683,854	3.32%	2.22%
2005	0.25%	486,292	11.571785	5,627,266	3.32%	2.17%
2005	0.40%	1,840	11.513866	21,186	3.32%	2.02%
2004	0.20%	1,073,616	11.339186	12,173,932	1.88%	4.67%
2004	0.25%	398,986	11.325918	4,518,883	1.88%	4.62%
2004	0.40%	28	11.286156	316	1.88%	4.46%
Pioneer VCT - Pioneer High Yield Portfolio - Class I (PIHYB1)
2008	0.25%	848	11.081635	9,397	6.35%	-35.59%
2007	0.25%	10,584	17.203983	182,087	5.32%	5.65%
2006	0.25%	11,150	16.283186	181,558	5.90%	8.23%
2005	0.25%	430	15.044787	6,469	5.80%	1.69%
2004	0.25%	12,464	14.794578	184,400	5.52%	7.79%
Royce Capital Fund - Micro Cap Portfolio (ROCMC)
2008	0.25%	119,381	13.479984	1,609,254	2.26%	-43.41%
2008	0.40%	77	13.352691	1,028	2.26%	-43.50%
2007	0.25%	188,620	23.821182	4,493,151	1.14%	3.72%
2007	0.40%	850	23.631757	20,087	1.14%	3.56%
2006	0.20%	56,170	23.017122	1,292,872	0.19%	20.83%
2006	0.25%	188,708	22.967474	4,334,146	0.19%	20.77%
2006	0.40%	2,174	22.819241	49,609	0.19%	20.59%
2005	0.20%	89,174	19.049333	1,698,705	0.54%	11.39%
2005	0.25%	150,158	19.017724	2,855,663	0.54%	11.33%
2005	0.40%	4,744	18.923254	89,772	0.54%	11.17%
2004	0.20%	98,604	17.101898	1,686,316	0.00%	13.62%
2004	0.25%	156,340	17.082044	2,670,607	0.00%	13.56%
2004	0.40%	3,408	17.022607	58,013	0.00%	13.39%
T. Rowe Price Equity Income Portfolio - II (TREI2)
2008	0.25%	208,609	11.557153	2,410,926	2.05%	-36.42%
2008	0.40%	58	11.447985	664	2.05%	-36.52%
2007	0.25%	299,808	18.178518	5,450,065	1.44%	2.77%
2007	0.40%	234	18.033915	4,220	1.44%	2.62%
2006	0.20%	52,696	17.726578	934,120	1.34%	18.41%
2006	0.25%	291,730	17.688346	5,160,221	1.34%	18.35%
2006	0.40%	950	17.574134	16,695	1.34%	18.18%
2005	0.20%	190,688	14.970390	2,854,674	1.39%	3.49%
2005	0.25%	264,200	14.945544	3,948,613	1.39%	3.44%
2005	0.40%	1,988	14.871262	29,564	1.39%	3.28%
2004	0.20%	104,780	14.465784	1,515,725	1.43%	14.39%
2004	0.25%	190,758	14.448971	2,756,257	1.43%	14.33%
2004	0.40%	1,076	14.398668	15,493	1.43%	14.16%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

T. Rowe Price Mid Cap Growth Portfolio - II (TRMCG2)
2008	0.25%	76,782	$14.108326	$1,083,265	0.00%	-40.09%
2007	0.25%	131,028	23.547392	3,085,368	0.00%	16.93%
2007	0.40%	66	23.360091	1,542	0.00%	16.75%
2006	0.25%	142,804	20.137940	2,875,778	0.00%	6.12%
2006	0.40%	566	20.007898	11,324	0.00%	5.96%
2005	0.25%	216,468	18.977178	4,107,952	0.00%	14.15%
2005	0.40%	1,342	18.882872	25,341	0.00%	13.98%
2004	0.20%	224,428	16.643864	3,735,349	0.00%	17.82%
2004	0.25%	151,418	16.624542	2,517,255	0.00%	17.76%
2004	0.40%	762	16.566668	12,624	0.00%	17.58%
T. Rowe Price New America Growth Portfolio (TRNAG1)
2008	0.25%	146,246	8.429140	1,232,728	0.00%	-38.40%
2007	0.25%	183,150	13.682900	2,506,023	0.00%	13.49%
2007	0.40%	216	13.607980	2,939	0.00%	13.32%
2006	0.25%	35,424	12.056017	427,072	0.05%	7.06%
2005	0.25%	25,898	11.260565	291,626	0.00%	4.21%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2008	0.25%	9,406	7.414344	69,739	0.71%	-34.59%
2007	0.25%	9,990	11.334861	113,235	0.19%	7.51%
2006	0.25%	9,986	10.542600	105,278	0.08%	8.93%
2005	0.25%	18,530	9.678444	179,342	0.00%	3.36%
2004	0.25%	19,508	9.364044	182,674	0.38%	5.95%
Van Eck Worldwide Insurance Trust - Bond Fund - Initial Class (VWBF)
2008	0.25%	29,316	16.951478	496,950	0.00%	3.35%
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)
2008	0.25%	86,252	11.870996	1,023,897	0.00%	-64.87%
2007	0.25%	103,264	33.789017	3,489,189	0.47%	37.27%
2006	0.25%	79,400	24.615135	1,954,442	0.56%	39.14%
2005	0.25%	75,592	17.690391	1,337,252	0.24%	31.67%
2004	0.25%	20,576	13.435652	276,452	0.85%	25.58%
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)
2008	0.25%	17,384	20.838997	362,265	0.08%	-46.26%
2007	0.25%	17,132	38.776915	664,326	0.02%	44.99%
2006	0.25%	269,944	26.744182	7,219,431	0.02%	24.18%
2005	0.25%	23,316	21.536287	502,140	0.02%	51.29%
2004	0.25%	5,464	14.234866	77,779	1.04%	23.92%
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)
2008	0.25%	6,666	18.146989	120,968	5.75%	-15.19%
2007	0.25%	16,418	21.396908	351,294	4.89%	6.26%
2006	0.25%	6,038	20.135510	121,578	8.16%	10.53%
2005	0.25%	8,700	18.217042	158,488	8.08%	11.97%
2004	0.25%	7,960	16.269408	129,504	7.05%	9.79%
Van Kampen UIF - Mid Cap Growth Portfolio - Class I (MSVMG)
2008	0.25%	23,748	5.983894	142,106	0.72%	-46.90%
2007	0.25%	32,696	11.268795	368,445	0.00%	22.36%
2006	0.25%	35,840	9.209696	330,076	0.00%	9.00%
2005	0.25%	37,806	8.449046	319,425	0.00%	17.28%
2004	0.25%	162,820	7.204463	1,173,031	0.00%	21.29%
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.25%	40,876	17.379512	710,405	2.29%	-38.05%
2007	0.25%	79,286	28.053652	2,224,262	1.08%	-17.28%
2007	0.40%	264	29.190018	7,706	1.08%	-17.40%
2006	0.25%	123,528	33.913546	4,189,273	1.04%	37.70%
2006	0.40%	678	35.340571	23,961	1.04%	37.50%
2005	0.25%	136,828	24.628370	3,369,851	1.11%	16.76%
2005	0.40%	1,172	25.703042	30,124	1.11%	16.59%
2004	0.25%	145,214	21.093147	3,063,020	1.54%	36.05%
2004	0.40%	818	22.046498	18,034	1.54%	35.85%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

Wells Fargo AVT - Discovery Fund(SM) (SVDF)
2008	0.25%	979	$12.908594	$12,638	0.00%	-44.50%
2007	0.25%	1,284	23.256824	29,862	0.00%	22.02%
2006	0.25%	1,400	19.060374	26,685	0.00%	14.36%
2005	0.25%	1,646	16.667162	27,434	0.00%	8.00%
2004	0.25%	11,836	15.432167	182,655	0.00%	15.43%
Wells Fargo AVT - Opportunity Fund(SM) (SVOF)
2008	0.25%	61,250	8.531293	522,542	1.86%	-40.25%
2007	0.25%	80,446	14.277593	1,148,575	0.58%	6.37%
2006	0.25%	89,218	13.423088	1,197,581	0.00%	11.94%
2005	0.20%	71,714	12.025433	862,392	0.00%	7.67%
2005	0.25%	191,732	11.991404	2,299,136	0.00%	7.62%
2004	0.20%	332,596	11.168856	3,714,717	0.00%	17.98%
2004	0.25%	191,888	11.142802	2,138,170	0.00%	17.93%

2008	Contract owners’ equity			$166,504,391
2007	Contract owners’ equity			$269,101,390
2006	Contract owners’ equity			$341,357,796
2005	Contract owners’ equity			$342,050,503
2004	Contract owners’ equity			$327,332,572

*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contractholder accounts either through reductions in the unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
^	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VL Separate Account-C:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-C (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009